Schedule of Investments
Invesco 1-30 Laddered Treasury ETF (PLW)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-98.84%
U.S. Treasury Bonds-84.30%
7.13%, 02/15/2023	$18,806,900	$18,911,129
7.63%, 02/15/2025	16,968,700	18,131,984
6.00%, 02/15/2026	17,108,200	18,072,541
6.63%, 02/15/2027(a)	16,249,800	17,880,493
5.25%, 02/15/2029	16,399,600	17,606,508
5.38%, 02/15/2031	34,070,300	37,955,778
4.50%, 02/15/2036	42,669,600	46,379,021
4.75%, 02/15/2037	14,739,100	16,411,354
4.38%, 02/15/2038	15,180,100	16,224,325
3.50%, 02/15/2039	16,779,000	16,083,589
4.63%, 02/15/2040	14,651,000	16,049,713
4.75%, 02/15/2041	14,426,600	16,000,001
3.13%, 02/15/2042	17,593,500	15,479,531
3.13%, 02/15/2043	17,618,000	15,311,831
3.63%, 02/15/2044	16,225,300	15,192,839
2.50%, 02/15/2045	19,390,100	14,883,038
2.50%, 02/15/2046	19,245,900	14,668,233
3.00%, 02/15/2047	17,657,300	14,756,606
3.00%, 02/15/2048	17,538,500	14,695,345
3.00%, 02/15/2049	17,288,600	14,586,581
2.00%, 02/15/2050	21,078,500	14,302,915
1.88%, 02/15/2051	21,716,900	14,208,876
2.25%, 02/15/2052	20,919,000	14,987,319
		418,779,550
U.S. Treasury Notes-14.54%
2.75%, 02/15/2024	19,449,300	19,016,249
2.75%, 02/15/2028	19,070,200	18,060,075
1.50%, 02/15/2030	20,575,700	17,736,897
1.88%, 02/15/2032	20,268,400	17,395,988
		72,209,209
Total U.S. Treasury Securities (Cost $585,321,893)		490,988,759
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(b)(c) (Cost $50,264)	50,264	$50,264
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.85% (Cost $585,372,157)		491,039,023
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.45%
Invesco Private Government Fund, 3.83%(b)(c)(d)	4,804,404	4,804,404
Invesco Private Prime Fund, 4.15%(b)(c)(d)	12,344,890	12,347,359
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,151,517)		17,151,763
TOTAL INVESTMENTS IN SECURITIES-102.30% (Cost $602,523,674)		508,190,786
OTHER ASSETS LESS LIABILITIES-(2.30)%		(11,444,590)
NET ASSETS-100.00%		$496,746,196
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2022.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$46,479	$2,749,237	$(2,745,452)	$-	$-	$50,264	$1,186
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,506,072	104,226,576	(100,928,244)	-	-	4,804,404	41,896*
Invesco Private Prime Fund	3,874,600	120,222,289	(111,749,037)	161	(654)	12,347,359	93,161*
Total	$5,427,151	$227,198,102	$(215,422,733)	$161	$(654)	$17,202,027	$136,243

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco 1-30 Laddered Treasury ETF (PLW)—(continued)
November 30, 2022
(Unaudited)
(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.68%
California-97.68%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGM)(a)	5.00%	10/01/2052	$1,000	$1,051,853
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	1,750	1,957,281
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,018,305
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	150	152,357
California (State of), Series 2013, GO Bonds	5.00%	04/01/2043	2,000	2,011,062
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	1,994,939
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,030,783
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	520	521,333
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	195,495
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,032,539
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,104,543
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	3,475	3,695,714
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,798,255
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,500	1,636,578
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	660	664,183
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	2,191,209
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	4,990	5,114,475
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	2,000	1,442,645
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	329,679
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,326,124
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	594,797
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	549,072
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	750	511,901
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	625	482,461
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	7,445	8,325,904
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	3,500	3,558,869
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	3,000	3,180,430
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,798,022
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	5,000	5,325,700
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,000	1,134,727
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,720	1,839,252
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,560	2,874,311
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,382,186
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,221,402
California (State of) Educational Facilities Authority (Stanford University) (Sustainability Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	400	251,753
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,061,471
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,000	1,002,125
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	2,200	1,646,109
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	4,535	4,293,289
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	6,500	6,603,106
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	110	107,794
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	6,829,280
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,022,443
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	149,120
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	5,000	4,679,233
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,620	1,891,199
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	327,839
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	885	885,765
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	$13,700	$13,308,505
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	885	868,527
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	175	165,890
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	170	166,126
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,014,242
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	395	386,368
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	2,005	2,140,513
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,326,147
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,527,718
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,172,911
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,059,172
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,520,905
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	957,372
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,018,826
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	473,865
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	717,384
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	696,136
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,004,954
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	501,934
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,051,322
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	1,942,806
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	500	540,079
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,000	976,355
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	2,250	2,454,608
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	5,000	4,878,915
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	732,199
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	893,124
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	1,900	1,726,137
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,603,595
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	165	156,627
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,023,336
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	1,075	1,103,871
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	861,444
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018; RB	5.00%	01/01/2048	1,975	1,995,558
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,010,704
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,501,739
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	4,515	4,735,378
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	2,000	2,071,789
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	535	540,336
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	$12,410	$12,982,329
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,700	1,769,680
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	500	536,490
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,189,629
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,071,678
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,689,911
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	5,090	4,962,899
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,062,328
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	5,352,355
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	6,835	6,504,053
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,460,402
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	111,806
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	100,295
Desert Community College District, Series 2021 A-1, GO Bonds	4.00%	08/01/2051	500	495,290
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,598,711
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,123,012
Folsom Cordova Unified School District, Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	250	247,289
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	1,766,719
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	1,001,235
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,106,113
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,000	1,932,091
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	2,500	2,408,797
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	1,000	753,522
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,371,772
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	10,000	9,609,281
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,013,450
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	1,600	1,664,706
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	1,982,246
Kaweah Delta Health Care District Guild, Series 2015 B, RB	4.00%	06/01/2045	240	226,390
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	4,100,290
Long Beach (City of), CA, Series 2015, RB	5.00%	05/15/2045	500	506,085
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,583,242
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	507,005
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,457,564
Los Angeles (City of), CA, Series 2013 A, RB	5.00%	06/01/2043	2,860	2,892,354
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,000	1,069,734
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	3,000	3,317,954
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,500	1,634,771
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	1,900	2,061,195
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	2,000	2,186,053
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	610	651,341
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,029,197
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,025,614
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	1,049,075
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,043,775
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,606,465
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,569,625
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,500	1,584,285
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,122,593
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	1,066,743
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	1,075,866
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,404,561
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,499,451
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,000	1,107,494
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,110,318
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,105,920
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	3,750	4,131,689
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,250	1,358,966
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	$4,000	$4,413,328
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	2,000	2,188,556
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	2,500	2,791,021
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	2,500	2,785,536
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,500	1,680,094
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	2,000	2,222,900
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	6,500	6,943,430
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	1,000	1,070,264
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,000	1,074,370
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,047,347
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	185	184,759
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,050	1,091,121
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	2,050	2,246,466
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	453,774
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	251,337
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,298,832
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	101,281
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,010,160
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	760,426
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,080,821
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	2,841,526
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	190	190,740
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	15,180	16,109,274
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	147,391
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	2,000	2,192,272
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,111,508
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,100,738
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	3,000	2,336,214
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	2,949,800
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	1,800	1,912,255
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022, RB, (INS - AGM)(a)	5.00%	11/01/2052	2,500	2,720,914
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	1,000	1,083,944
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,013,565
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	2,180	2,335,060
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,000	2,947,811
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,000	1,043,650
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,688,328
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	5,000	5,489,640
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	450	486,290
Regents of the University of California Medical Center, Series 2022, RB	3.50%	05/15/2054	15,000	12,675,505
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2038	700	680,256
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2039	675	650,284
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2040	750	717,167
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	625	578,428
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,468,161
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	2,700	2,820,407
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	6,000	6,499,618
Sacramento (City of), CA Unified School District (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,500	1,685,234
Sacramento (City of), CA Unified School District (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	3,000	3,354,041
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	963,911
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,550,103
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	2,500	2,479,495
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,064,724
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	293,371
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,040,852
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,535	1,649,705
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	$500	$466,977
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,563,947
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	2,000	2,072,428
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	480,912
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	786,878
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,050,386
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	2,500	2,796,720
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,039,679
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	3,535	3,746,370
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,156,616
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	4,560	4,475,277
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2013 B, RB	5.00%	05/01/2043	6,000	6,021,967
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,020,576
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	8,570	8,777,979
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	6,835	7,025,718
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,678,093
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	7,940	8,228,241
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,111,344
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,084,545
San Francisco (City of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	2,000	1,449,358
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2019 F-1, GO Bonds	3.00%	08/01/2038	3,500	3,087,798
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	861,105
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,488,703
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	2,856,274
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	4,922,106
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	6,500	7,014,459
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	696,919
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	660,064
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	639,571
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	1,000	627,809
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	4,935,933
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	100	99,426
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,283,549
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	984,940
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,220,512
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	1,973,382
University of California, Series 2013 AI, RB	5.00%	05/15/2038	3,515	3,542,834
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,115	1,166,790
University of California, Series 2017 AV, RB	5.25%	05/15/2042	4,000	4,296,607
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,915	2,054,188
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	3,500	3,711,043
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,827,087
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	1,235	1,378,715
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,750	2,737,889
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	1,974,349
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	4,000	3,997,618
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	4,355	4,287,561
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,725	1,832,320
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	123,682
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,585,940
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	$5,000	$5,465,023
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,000	986,585
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,677,556
TOTAL INVESTMENTS IN SECURITIES(b)-97.68% (Cost $597,088,368)				558,180,386
OTHER ASSETS LESS LIABILITIES-2.32%				13,277,700
NET ASSETS-100.00%				$571,458,086

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
November 30, 2022
(Unaudited)
	Shares	Value
Closed-End Funds-100.08%
Bonds-38.68%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	4,053,966	$10,621,391
BlackRock Core Bond Trust(a)	533,060	5,863,660
BlackRock Credit Allocation Income Trust	1,165,333	12,445,756
BlackRock Limited Duration Income Trust(a)	429,179	5,806,792
BlackRock Multi-Sector Income Trust	299,500	4,462,550
BlackRock Taxable Municipal Bond Trust(a)	528,216	9,909,332
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	358,303	6,900,916
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	121,538	2,438,052
DoubleLine Income Solutions Fund(a)	1,279,396	15,224,812
DoubleLine Opportunistic Credit Fund(a)	130,886	1,925,333
Eaton Vance Ltd. Duration Income Fund(a)	1,433,715	14,910,636
Eaton Vance Short Duration Diversified Income Fund(a)	112,380	1,214,828
First Trust Intermediate Duration Preferred & Income Fund(a)	768,319	13,530,098
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	200,300	3,937,898
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	416,169	6,513,045
Flaherty & Crumrine Preferred and Income Fund, Inc.(a)	93,528	1,059,672
Flaherty & Crumrine Total Return Fund, Inc.	105,652	1,710,506
Franklin Ltd. Duration Income Trust	559,520	3,659,261
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	163,637	2,757,283
Invesco Bond Fund(a)(b)	136,399	2,084,177
Invesco Senior Income Trust(a)(b)	2,177,567	8,579,614
John Hancock Preferred Income Fund(a)	188,943	3,091,107
John Hancock Preferred Income Fund II(a)	152,693	2,455,303
John Hancock Preferred Income Fund III(a)	231,069	3,452,171
John Hancock Premium Dividend Fund(a)	337,872	4,736,965
MFS Charter Income Trust(a)	553,040	3,799,385
MFS Intermediate Income Trust(a)	1,435,245	4,147,858
MFS Multimarket Income Trust	762,289	3,544,644
Nuveen Credit Strategies Income Fund(a)	2,131,404	11,403,011
Nuveen Floating Rate Income Fund(a)	795,956	6,765,626
Nuveen Global High Income Fund(a)	328,028	3,910,094
Nuveen Preferred & Income Opportunities Fund(a)	1,297,946	9,903,328
Nuveen Preferred & Income Securities Fund	2,885,061	20,541,634
Nuveen Taxable Municipal Income Fund(a)	244,727	3,964,577
PIMCO Dynamic Income Opportunities Fund(a)	1,353,597	19,992,628
PIMCO Income Strategy Fund(a)	253,056	2,143,384
PIMCO Income Strategy Fund II(a)	570,389	4,329,253
Pioneer Floating Rate Fund, Inc.(a)	192,120	1,727,159
Putnam Master Intermediate Income Trust	623,716	2,083,211
Putnam Premier Income Trust(a)	1,280,216	4,749,601
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.(a)	196,145	1,841,802
TCW Strategic Income Fund, Inc.(a)	582,474	2,743,453
Templeton Global Income Fund	967,898	4,103,888
Virtus Global Multi-Sector Income Fund(a)	170,650	1,385,678
Western Asset Inflation-Linked Opportunities & Income Fund(a)	943,235	8,998,462
Western Asset Inflation-Linked Securities & Income Fund(a)	352,514	3,169,101
		274,538,935
	Shares	Value
Bonds/High Yield-22.70%
AllianceBernstein Global High Income Fund, Inc.(a)	1,087,092	$11,044,855
Allspring Income Opportunities Fund(a)	821,610	5,825,215
Allspring Multi-Sector Income Fund(a)	243,398	2,458,320
Barings Global Short Duration High Yield Fund	305,137	4,155,966
BlackRock Corporate High Yield Fund, Inc.(a)	1,243,461	11,315,495
BlackRock Debt Strategies Fund, Inc.(a)	668,106	6,527,396
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	449,070	5,352,914
BlackRock Floating Rate Income Trust(a)	315,772	3,688,217
BNY Mellon High Yield Strategies Fund(a)	1,125,166	2,655,392
Credit Suisse Asset Management Income Fund, Inc.(a)	481,326	1,347,713
Credit Suisse High Yield Bond Fund	1,407,470	2,786,791
Delaware Ivy High Income Opportunities Fund(a)	219,029	2,435,602
Eaton Vance Floating-Rate Income Trust(a)	369,859	4,305,159
Eaton Vance Senior Floating-Rate Trust(a)	372,836	4,324,898
First Trust High Income Long/Short Fund(a)	469,334	5,495,901
First Trust Senior Floating Rate Income Fund II	364,776	3,713,420
High Income Securities Fund	215,284	1,489,765
Highland Income Fund	1,239,163	14,299,941
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	316,029	2,098,432
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	1,034,122	4,601,843
Neuberger Berman High Yield Strategies Fund, Inc.(a)	191,410	1,741,831
New America High Income Fund, Inc. (The)	326,826	2,340,074
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	388,217	8,734,882
PGIM Global High Yield Fund, Inc.	575,682	6,522,477
PGIM High Yield Bond Fund, Inc.(a)	469,278	6,006,758
PGIM Short Duration High Yield Opportunities Fund(a)	378,202	5,790,273
PIMCO High Income Fund(a)	950,196	4,674,964
Pioneer High Income Fund, Inc.	410,550	2,865,639
Templeton Emerging Markets Income Fund(a)	678,465	3,487,310
Western Asset Emerging Markets Debt Fund, Inc.(a)	924,307	8,540,597
Western Asset Global High Income Fund, Inc.(a)	312,399	2,314,877
Western Asset High Income Fund II, Inc.(a)	528,922	2,766,262
Western Asset High Income Opportunity Fund, Inc.	1,334,871	5,419,576
		161,128,755
Domestic Equity-1.44%
John Hancock Tax-Advantaged Dividend Income Fund(a)	432,905	10,233,874
Equities-2.50%
Virtus Dividend, Interest & Premium Strategy Fund	1,472,600	17,759,556
Fixed Income-8.26%
Ares Dynamic Credit Allocation Fund, Inc.	349,828	4,292,390
BlackRock Income Trust, Inc.	261,490	3,255,551
Blackstone Long-Short Credit Income Fund(a)	198,344	2,245,254
John Hancock Income Securities Trust(a)	141,487	1,584,654
Nuveen Core Plus Impact Fund(a)	450,006	4,936,566
PIMCO Corporate & Income Strategy Fund(a)	299,931	3,815,122
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Fixed Income-(continued)
PIMCO Dynamic Income Fund(a)	1,617,745	$32,112,238
PIMCO Strategic Income Fund, Inc.(a)	296,910	1,543,932
Saba Capital Income & Opportunities Fund	588,786	4,845,709
		58,631,416
Option Income-26.50%
BlackRock Energy and Resources Trust	439,249	5,776,124
BlackRock Enhanced Capital and Income Fund, Inc.(a)	423,952	7,813,435
BlackRock Enhanced Equity Dividend Trust(a)	1,563,268	14,757,250
BlackRock Enhanced Global Dividend Trust(a)	982,938	9,908,015
BlackRock Enhanced International Dividend Trust	1,586,169	8,422,557
BlackRock Health Sciences Trust(a)	111,603	4,968,566
BlackRock Resources & Commodities Strategy Trust(a)	1,362,208	13,826,411
BlackRock Science & Technology Trust(a)	278,430	9,004,426
Brookfield Real Assets Income Fund, Inc.(a)	346,185	6,193,250
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	108,005	2,870,773
Eaton Vance Enhanced Equity Income Fund(a)	334,568	5,640,816
Eaton Vance Enhanced Equity Income Fund II(a)	366,189	6,430,279
Eaton Vance Risk-Managed Diversified Equity Income Fund	443,797	3,758,961
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	184,793	2,699,826
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	684,930	9,184,911
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,075,503	12,863,016
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	902,258	7,587,990
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	2,528,024	20,224,192
First Trust Enhanced Equity Income Fund(a)	192,394	3,207,208
	Shares	Value
Option Income-(continued)
John Hancock Hedged Equity & Income Fund(a)	87,300	$1,083,393
Madison Covered Call & Equity Strategy Fund(a)	138,573	1,071,169
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	346,108	5,565,417
Nuveen S&P 500 Buy-Write Income Fund(a)	844,728	11,378,486
Nuveen S&P 500 Dynamic Overwrite Fund(a)	139,689	2,485,067
Voya Global Advantage and Premium Opportunity Fund(a)	245,754	2,238,819
Voya Global Equity Dividend and Premium Opportunity Fund(a)	1,215,820	6,723,485
Voya Infrastructure Industrials and Materials Fund	249,940	2,441,914
		188,125,756
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $788,638,243)		710,418,292
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.24%
Invesco Private Government Fund, 3.83%(b)(c)(d)	10,340,843	10,340,843
Invesco Private Prime Fund, 4.15%(b)(c)(d)	26,875,678	26,881,052
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,216,635)		37,221,895
TOTAL INVESTMENTS IN SECURITIES-105.32% (Cost $825,854,878)		747,640,187
OTHER ASSETS LESS LIABILITIES-(5.32)%		(37,782,543)
NET ASSETS-100.00%		$709,857,644

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2022.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Bond Fund	$2,169,726	$63,600	$(103,648)	$(23,773)	$(21,728)	$2,084,177	$25,096
Invesco Senior Income Trust	8,007,381	603,489	(220,237)	179,823	9,158	8,579,614	192,522
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,808,889	(2,808,889)	-	-	-	705
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,699,235	$30,059,172	$(27,417,564)	$-	$-	$10,340,843	$83,515*
Invesco Private Prime Fund	20,053,777	57,037,606	(50,215,167)	3,380	1,456	26,881,052	228,236*
Total	$37,930,119	$90,572,756	$(80,765,505)	$159,430	$(11,114)	$47,885,686	$530,074

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.61%
Aerospace & Defense-2.71%
Hexcel Corp., 4.20%, 02/15/2027	$3,805,000	$3,537,937
Howmet Aerospace, Inc.
5.13%, 10/01/2024	3,118,000	3,093,679
3.00%, 01/15/2029	3,572,000	3,022,716
TransDigm, Inc., 5.50%, 11/15/2027(b)	11,158,000	10,451,643
		20,105,975
Air Freight & Logistics-0.67%
GXO Logistics, Inc., 1.65%, 07/15/2026	5,770,000	4,941,392
Airlines-3.86%
Delta Air Lines, Inc.
7.38%, 01/15/2026(b)	6,981,000	7,221,321
4.38%, 04/19/2028(b)	7,962,000	7,249,122
United Airlines Holdings, Inc., 4.88%, 01/15/2025(b)	14,886,000	14,203,758
		28,674,201
Auto Components-2.45%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(b)	5,748,000	4,980,021
Dana, Inc., 5.63%, 06/15/2028(b)	5,617,000	5,160,770
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026(b)	4,178,000	4,054,812
5.00%, 07/15/2029(b)	4,564,000	3,979,876
		18,175,479
Automobiles-3.47%
Ford Motor Co., 3.25%, 02/12/2032	15,762,000	12,540,061
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025(b)	14,260,000	13,172,675
		25,712,736
Building Products-0.39%
Griffon Corp., 5.75%, 03/01/2028	3,116,000	2,897,039
Chemicals-2.06%
Chemours Co. (The), 5.38%, 05/15/2027(b)	5,888,000	5,353,281
Olin Corp., 5.63%, 08/01/2029(b)	5,822,000	5,447,746
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(b)	5,868,000	4,470,301
		15,271,328
Commercial Services & Supplies-1.62%
CoreCivic, Inc., 8.25%, 04/15/2026(b)	4,658,000	4,763,101
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	4,083,000	3,907,288
Steelcase, Inc., 5.13%, 01/18/2029(b)	3,795,000	3,336,572
		12,006,961
Communications Equipment-0.53%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(b)	4,253,000	3,960,517
Construction & Engineering-1.98%
AECOM, 5.13%, 03/15/2027	8,348,000	8,003,979
Fluor Corp.
3.50%, 12/15/2024(b)	3,554,000	3,406,510
4.25%, 09/15/2028(b)	3,680,000	3,314,960
		14,725,449
Consumer Finance-4.35%
Ally Financial, Inc., 5.75%, 11/20/2025(b)	12,687,000	12,508,909
	Principal Amount	Value
Consumer Finance-(continued)
Navient Corp.
6.13%, 03/25/2024	$4,116,000	$4,104,763
5.50%, 03/15/2029(b)	4,590,000	3,750,893
OneMain Finance Corp.
7.13%, 03/15/2026(b)	3,561,000	3,454,170
6.63%, 01/15/2028(b)	3,579,000	3,296,259
SLM Corp., 4.20%, 10/29/2025(b)	5,640,000	5,167,072
		32,282,066
Containers & Packaging-3.11%
Ball Corp.
5.25%, 07/01/2025	3,590,000	3,582,820
2.88%, 08/15/2030(b)	4,443,000	3,559,206
Berry Global, Inc., 1.57%, 01/15/2026	8,492,000	7,566,695
Crown Americas LLC, 5.25%, 04/01/2030(b)(c)	4,050,000	3,744,893
Silgan Holdings, Inc., 4.13%, 02/01/2028(b)	4,968,000	4,612,018
		23,065,632
Diversified Consumer Services-0.72%
Service Corp. International, 5.13%, 06/01/2029(b)	5,614,000	5,324,879
Electric Utilities-5.13%
DPL, Inc., 4.13%, 07/01/2025	10,607,000	10,004,505
FirstEnergy Corp.
Series B, 4.40%, 07/15/2027	5,901,000	5,571,960
Series C, 7.38%, 11/15/2031	5,020,000	5,654,980
NRG Energy, Inc., 6.63%, 01/15/2027(b)	6,929,000	6,990,356
PG&E Corp., 5.25%, 07/01/2030(b)	10,892,000	9,875,286
		38,097,087
Electronic Equipment, Instruments & Components-1.53%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	4,349,000	3,862,715
3.57%, 12/01/2031	4,431,000	3,620,693
Vontier Corp.
1.80%, 04/01/2026	2,460,000	2,078,700
2.95%, 04/01/2031	2,504,000	1,810,642
		11,372,750
Energy Equipment & Services-0.83%
Oceaneering International, Inc., 4.65%, 11/15/2024(b)	3,042,000	2,910,449
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	3,690,000	3,273,653
		6,184,102
Entertainment-1.30%
Netflix, Inc.
4.38%, 11/15/2026(b)	4,996,000	4,829,847
4.88%, 04/15/2028	4,949,000	4,814,115
		9,643,962
Equity REITs-4.83%
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 04/15/2026	2,697,000	2,617,924
5.30%, 01/15/2029	2,722,000	2,562,763
iStar, Inc., 4.75%, 10/01/2024	2,619,000	2,578,914
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	2,698,000	2,306,857
3.50%, 03/15/2031	3,190,000	2,253,049
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
Office Properties Income Trust, 3.45%, 10/15/2031	$950,000	$608,974
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	4,193,000	3,835,327
Sabra Health Care L.P.
5.13%, 08/15/2026	1,999,000	1,884,926
3.20%, 12/01/2031	2,397,000	1,805,760
SBA Communications Corp., 3.88%, 02/15/2027	5,156,000	4,716,226
Service Properties Trust
4.35%, 10/01/2024	3,124,000	2,902,134
5.50%, 12/15/2027	3,132,000	2,728,755
VICI Properties L.P.
4.38%, 05/15/2025	2,631,000	2,531,593
5.13%, 05/15/2032	2,700,000	2,536,015
		35,869,217
Food Products-0.22%
Pilgrim’s Pride Corp., 3.50%, 03/01/2032(c)	2,000,000	1,612,410
Gas Utilities-0.95%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	7,391,000	7,049,684
Health Care Equipment & Supplies-0.56%
Teleflex, Inc., 4.63%, 11/15/2027(b)	4,404,000	4,166,404
Health Care Providers & Services-4.12%
Centene Corp., 4.63%, 12/15/2029(b)	16,814,000	15,656,020
Encompass Health Corp., 4.75%, 02/01/2030(b)	5,818,000	5,172,609
Tenet Healthcare Corp.
4.88%, 01/01/2026(c)	5,222,000	4,963,459
4.25%, 06/01/2029(c)	5,516,000	4,770,650
		30,562,738
Hotels, Restaurants & Leisure-7.78%
Churchill Downs, Inc., 5.50%, 04/01/2027(b)(c)	2,824,000	2,688,969
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(b)	7,009,000	6,495,801
Hyatt Hotels Corp.
5.63%, 04/23/2025	2,131,001	2,122,025
6.00%, 04/23/2030	2,032,000	2,014,264
Las Vegas Sands Corp.
3.20%, 08/08/2024(b)	7,701,000	7,359,070
3.90%, 08/08/2029(b)	8,030,000	6,884,405
MGM Resorts International
6.00%, 03/15/2023	4,564,000	4,562,398
4.75%, 10/15/2028(b)	4,890,000	4,335,583
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028	11,489,000	8,634,098
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	4,725,000	4,447,838
Yum! Brands, Inc., 3.63%, 03/15/2031(b)	9,773,000	8,160,015
		57,704,466
Household Durables-4.38%
Century Communities, Inc., 6.75%, 06/01/2027	3,059,000	2,970,650
KB Home, 4.00%, 06/15/2031(b)	4,431,000	3,527,320
M/I Homes, Inc., 4.95%, 02/01/2028(b)	3,590,000	3,129,218
MDC Holdings, Inc., 2.50%, 01/15/2031	4,717,000	3,341,907
	Principal Amount	Value
Household Durables-(continued)
Meritage Homes Corp., 6.00%, 06/01/2025(b)	$4,037,000	$4,002,633
Newell Brands, Inc.
4.45%, 04/01/2026	3,612,000	3,414,279
6.63%, 09/15/2029(b)	3,470,000	3,414,046
Toll Brothers Finance Corp.
4.38%, 04/15/2023	340	337
4.88%, 03/15/2027(b)	2,686,000	2,515,303
3.80%, 11/01/2029(b)	2,793,000	2,356,095
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024(b)	2,013,000	2,020,357
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	2,043,000	1,846,458
		32,538,603
Household Products-0.54%
Spectrum Brands, Inc., 5.75%, 07/15/2025(b)	4,079,000	4,015,506
Internet & Direct Marketing Retail-1.00%
QVC, Inc.
4.45%, 02/15/2025	4,730,000	4,027,926
4.38%, 09/01/2028	5,081,000	3,412,806
		7,440,732
IT Services-0.34%
Twilio, Inc., 3.63%, 03/15/2029	3,036,000	2,508,525
Machinery-1.75%
Hillenbrand, Inc.
5.00%, 09/15/2026(b)	1,738,000	1,663,822
3.75%, 03/01/2031(b)	1,931,000	1,571,110
Trinity Industries, Inc., 4.55%, 10/01/2024	4,382,000	4,222,934
Wabtec Corp.
4.40%, 03/15/2024	2,867,000	2,820,447
4.95%, 09/15/2028	2,841,000	2,726,254
		13,004,567
Media-5.24%
AMC Networks, Inc.
5.00%, 04/01/2024(b)	2,416,000	2,309,575
4.25%, 02/15/2029(b)	2,703,000	2,000,058
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(c)	11,606,000	9,972,716
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025(b)	10,508,000	10,338,569
DISH DBS Corp.
7.75%, 07/01/2026(b)	5,386,000	4,427,642
5.13%, 06/01/2029	6,311,000	4,110,354
Lamar Media Corp., 3.75%, 02/15/2028(b)	6,431,000	5,712,158
		38,871,072
Metals & Mining-2.99%
ATI, Inc., 5.88%, 12/01/2027	3,218,000	3,004,534
Carpenter Technology Corp., 6.38%, 07/15/2028	3,402,000	3,210,413
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	744
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	5,215,000	5,199,537
4.63%, 08/01/2030(b)	5,178,000	4,733,896
United States Steel Corp., 6.88%, 03/01/2029(b)	6,262,000	6,007,745
		22,156,869

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Mortgage REITs-1.12%
Starwood Property Trust, Inc., 4.75%, 03/15/2025	$8,688,000	$8,333,646
Multiline Retail-2.21%
Kohl’s Corp.
4.25%, 07/17/2025	4,878,000	4,625,490
3.63%, 05/01/2031	6,580,000	4,670,879
Nordstrom, Inc.
4.00%, 03/15/2027(b)	4,195,000	3,591,801
4.38%, 04/01/2030	4,316,000	3,474,380
		16,362,550
Oil, Gas & Consumable Fuels-7.16%
Apache Corp., 4.25%, 01/15/2030(b)	7,215,000	6,493,500
Cheniere Energy, Inc., 4.63%, 10/15/2028(b)	8,922,000	8,234,337
EQM Midstream Partners L.P.
4.13%, 12/01/2026(b)	2,810,000	2,586,043
5.50%, 07/15/2028	2,725,000	2,528,255
EQT Corp.
3.90%, 10/01/2027	2,114,000	1,956,512
7.00%, 02/01/2030(b)	1,890,000	1,988,494
Murphy Oil Corp.
5.75%, 08/15/2025(b)	2,654,000	2,646,595
5.88%, 12/01/2027(b)	2,634,000	2,546,715
Occidental Petroleum Corp.
5.55%, 03/15/2026(b)	7,660,000	7,670,188
6.63%, 09/01/2030(b)	6,990,000	7,301,055
Range Resources Corp.
4.88%, 05/15/2025(b)	1,472,000	1,428,281
8.25%, 01/15/2029(b)	1,356,000	1,404,748
SM Energy Co., 6.50%, 07/15/2028(b)	3,261,000	3,158,425
Southwestern Energy Co.
5.70%, 01/23/2025(b)	1,619,000	1,604,526
5.38%, 03/15/2030(b)	1,690,000	1,565,295
		53,112,969
Pharmaceuticals-0.57%
Elanco Animal Health, Inc., 6.40%, 08/28/2028(b)	4,564,000	4,237,811
Real Estate Management & Development-0.89%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	4,202,000	3,417,802
Newmark Group, Inc., 6.13%, 11/15/2023(b)	3,175,000	3,170,904
		6,588,706
Semiconductors & Semiconductor Equipment-2.20%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)(c)	5,475,000	5,452,231
Qorvo, Inc., 4.38%, 10/15/2029(b)	5,479,000	4,869,461
Skyworks Solutions, Inc.
1.80%, 06/01/2026	3,563,000	3,109,299
3.00%, 06/01/2031	3,701,000	2,889,404
		16,320,395
Software-0.20%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,763,000	1,469,267
Specialty Retail-3.65%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	5,688,000	4,873,482
Bath & Body Works, Inc., 5.25%, 02/01/2028(b)	8,994,000	8,295,903
	Principal Amount	Value
Specialty Retail-(continued)
Murphy Oil USA, Inc., 4.75%, 09/15/2029	$6,627,000	$6,025,865
Penske Automotive Group, Inc., 3.75%, 06/15/2029(b)	9,476,000	7,905,495
		27,100,745
Technology Hardware, Storage & Peripherals-3.62%
Seagate HDD Cayman, 4.75%, 01/01/2025	9,844,000	9,559,262
Western Digital Corp.
4.75%, 02/15/2026(b)	5,576,000	5,284,821
3.10%, 02/01/2032	6,294,000	4,663,099
Xerox Corp., 4.63%, 03/15/2023	7,418,000	7,360,573
		26,867,755
Textiles, Apparel & Luxury Goods-0.57%
Under Armour, Inc., 3.25%, 06/15/2026	4,796,000	4,226,859
Thrifts & Mortgage Finance-0.97%
MGIC Investment Corp., 5.25%, 08/15/2028	3,801,000	3,463,142
Radian Group, Inc.
4.50%, 10/01/2024	420	400
4.88%, 03/15/2027	4,109,000	3,732,954
		7,196,496
Trading Companies & Distributors-1.25%
United Rentals North America, Inc., 4.88%, 01/15/2028	9,680,000	9,252,144
Wireless Telecommunication Services-2.79%
Sprint Capital Corp., 6.88%, 11/15/2028	9,572,000	10,014,035
Sprint LLC, 7.88%, 09/15/2023	10,497,000	10,705,491
		20,719,526
Total U.S. Dollar Denominated Bonds & Notes (Cost $807,751,235)		731,731,217
	Shares
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $2,370,503)	2,370,503	2,370,503
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.93% (Cost $810,121,738)		734,101,720
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.67%
Invesco Private Government Fund, 3.83%(d)(e)(f)	57,513,909	57,513,909
Invesco Private Prime Fund, 4.15%(d)(e)(f)	147,824,881	147,854,442
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $205,344,051)		205,368,351
TOTAL INVESTMENTS IN SECURITIES-126.60% (Cost $1,015,465,789)		939,470,071
OTHER ASSETS LESS LIABILITIES-(26.60)%		(197,409,465)
NET ASSETS-100.00%		$742,060,606

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $33,205,328, which represented 4.47% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$28,212,420	$(25,841,917)	$-	$-	$2,370,503	$36,523
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	57,871,109	62,161,119	(62,518,319)	-	-	57,513,909	461,978*
Invesco Private Prime Fund	150,996,498	124,610,024	(127,769,336)	13,376	3,880	147,854,442	1,254,645*
Total	$208,867,607	$214,983,563	$(216,129,572)	$13,376	$3,880	$207,738,854	$1,753,146

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.14%
Aerospace & Defense-2.08%
Boeing Co. (The)
4.88%, 05/01/2025	$75,000	$74,264
5.15%, 05/01/2030	130,000	126,628
General Dynamics Corp.
3.25%, 04/01/2025	30,000	29,162
3.75%, 05/15/2028	41,000	39,356
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	20,000	18,312
L3Harris Technologies, Inc.
3.85%, 06/15/2023	33,000	32,881
4.40%, 06/15/2028	38,000	36,753
Lockheed Martin Corp.
3.55%, 01/15/2026	127,000	124,064
3.90%, 06/15/2032(b)	60,000	56,867
Northrop Grumman Corp.
2.93%, 01/15/2025	50,000	48,003
3.25%, 01/15/2028	56,000	51,882
Raytheon Technologies Corp.
3.95%, 08/16/2025	60,000	58,995
4.13%, 11/16/2028	59,000	57,120
Textron, Inc., 3.00%, 06/01/2030	45,000	38,351
		792,638
Air Freight & Logistics-1.07%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	45,000	42,257
FedEx Corp.
3.25%, 04/01/2026	90,000	85,820
3.10%, 08/05/2029(b)	48,000	42,274
United Parcel Service, Inc.
3.05%, 11/15/2027(b)	114,000	108,675
4.45%, 04/01/2030	130,000	129,214
		408,240
Airlines-0.17%
Southwest Airlines Co.
5.13%, 06/15/2027	40,000	40,211
2.63%, 02/10/2030	30,000	24,975
		65,186
Auto Components-0.26%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	60,000	53,811
Lear Corp., 3.80%, 09/15/2027	50,000	46,680
		100,491
Automobiles-0.85%
General Motors Co., 6.13%, 10/01/2025(b)	80,000	81,022
General Motors Financial Co., Inc., 3.10%, 01/12/2032(b)	130,000	104,024
PACCAR Financial Corp., 3.55%, 08/11/2025	140,000	136,525
		321,571
Banks-6.45%
Bank of America Corp., 3.30%, 01/11/2023	311,000	310,493
Citigroup, Inc.
4.45%, 09/29/2027	210,000	202,082
6.63%, 06/15/2032	140,000	147,646
Comerica, Inc.
3.70%, 07/31/2023	30,000	29,725
4.00%, 02/01/2029	33,000	30,959
Fifth Third Bancorp, 3.65%, 01/25/2024(b)	110,000	108,267
	Principal Amount	Value
Banks-(continued)
Huntington Bancshares, Inc.
2.63%, 08/06/2024	$40,000	$38,307
2.55%, 02/04/2030	47,000	38,697
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	476,000	448,682
KeyCorp, 2.55%, 10/01/2029	40,000	33,456
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	88,000	84,079
PNC Financial Services Group, Inc. (The)
3.50%, 01/23/2024(b)	130,000	127,993
2.55%, 01/22/2030(b)	65,000	55,050
Regions Financial Corp.
2.25%, 05/18/2025	50,000	46,789
1.80%, 08/12/2028(b)	50,000	42,502
SVB Financial Group
1.80%, 10/28/2026(b)	40,000	34,729
3.13%, 06/05/2030(b)	35,000	28,593
Truist Bank, 3.63%, 09/16/2025	86,000	82,460
Truist Financial Corp., 1.95%, 06/05/2030(b)	60,000	48,245
U.S. Bancorp
1.38%, 07/22/2030	100,000	77,532
Series V, 2.38%, 07/22/2026	91,000	84,133
Wells Fargo & Co.
3.00%, 04/22/2026	226,000	212,105
4.15%, 01/24/2029	150,000	141,235
		2,453,759
Beverages-1.35%
Coca-Cola Co. (The)
1.45%, 06/01/2027	100,000	88,856
2.25%, 01/05/2032(b)	100,000	84,026
Constellation Brands, Inc., 2.25%, 08/01/2031	40,000	31,925
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	40,000	39,914
4.60%, 05/25/2028	46,000	45,644
Molson Coors Beverage Co., 3.00%, 07/15/2026(b)	48,000	44,990
PepsiCo, Inc.
3.00%, 10/15/2027(b)	124,000	117,041
2.75%, 03/19/2030	70,000	62,259
		514,655
Biotechnology-1.83%
AbbVie, Inc.
2.60%, 11/21/2024	150,000	143,648
3.20%, 11/21/2029	104,000	94,709
Amgen, Inc.
2.20%, 02/21/2027	80,000	72,655
2.00%, 01/15/2032(b)	80,000	63,465
Biogen, Inc.
4.05%, 09/15/2025	46,000	44,809
2.25%, 05/01/2030	40,000	32,937
Gilead Sciences, Inc.
3.65%, 03/01/2026	128,000	123,889
1.65%, 10/01/2030(b)	75,000	60,110
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	75,000	58,763
		694,985
Building Products-0.82%
Carlisle Cos., Inc., 2.75%, 03/01/2030	40,000	33,401
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Building Products-(continued)
Carrier Global Corp.
2.24%, 02/15/2025	$50,000	$47,157
2.72%, 02/15/2030	30,000	25,545
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023	19,000	18,814
3.25%, 09/15/2029	23,000	19,824
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030(b)	90,000	72,157
Masco Corp., 1.50%, 02/15/2028	115,000	95,534
		312,432
Capital Markets-4.13%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	94,000	93,290
4.50%, 05/13/2032	20,000	19,532
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	77,000	75,632
3.85%, 04/28/2028	44,000	42,282
BlackRock, Inc.
3.50%, 03/18/2024(b)	64,000	63,090
1.90%, 01/28/2031	70,000	56,910
Charles Schwab Corp. (The)
0.75%, 03/18/2024	130,000	123,455
2.00%, 03/20/2028(b)	70,000	61,675
CME Group, Inc.
3.00%, 03/15/2025	46,000	44,499
2.65%, 03/15/2032	45,000	38,276
Franklin Resources, Inc., 1.60%, 10/30/2030	90,000	69,638
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	110,000	106,411
3.80%, 03/15/2030	170,000	154,038
Jefferies Financial Group, Inc.
4.85%, 01/15/2027(b)	30,000	29,024
4.15%, 01/23/2030	25,000	22,204
Morgan Stanley, 3.63%, 01/20/2027	227,000	215,515
Nasdaq, Inc.
3.85%, 06/30/2026	40,000	38,712
1.65%, 01/15/2031	30,000	23,097
Northern Trust Corp.
4.00%, 05/10/2027(b)	40,000	39,148
1.95%, 05/01/2030	45,000	37,284
Raymond James Financial, Inc., 4.65%, 04/01/2030	105,000	101,741
State Street Corp.
3.55%, 08/18/2025	61,000	59,351
2.40%, 01/24/2030	65,000	55,166
		1,569,970
Chemicals-2.80%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	40,000	36,670
2.05%, 05/15/2030(b)	49,000	41,074
Celanese US Holdings LLC, 6.17%, 07/15/2027	70,000	68,465
DuPont de Nemours, Inc.
4.49%, 11/15/2025	95,000	94,205
4.73%, 11/15/2028(b)	95,000	94,593
Eastman Chemical Co.
3.80%, 03/15/2025	33,000	32,193
4.50%, 12/01/2028	30,000	28,551
Ecolab, Inc.
2.70%, 11/01/2026	40,000	37,354
4.80%, 03/24/2030(b)	65,000	64,760
	Principal Amount	Value
Chemicals-(continued)
EI du Pont de Nemours and Co.
1.70%, 07/15/2025	$30,000	$27,789
2.30%, 07/15/2030(b)	35,000	29,276
FMC Corp.
3.20%, 10/01/2026	23,000	21,473
3.45%, 10/01/2029	22,000	19,475
Huntsman International LLC, 4.50%, 05/01/2029	30,000	27,152
Linde, Inc.
3.20%, 01/30/2026	46,000	44,471
1.10%, 08/10/2030	125,000	96,415
LYB International Finance III LLC, 2.25%, 10/01/2030(b)	60,000	47,707
LyondellBasell Industries N.V., 5.75%, 04/15/2024	71,000	71,232
Mosaic Co. (The), 4.25%, 11/15/2023	13,000	12,873
PPG Industries, Inc.
1.20%, 03/15/2026	40,000	35,486
3.75%, 03/15/2028(b)	26,000	24,397
Sherwin-Williams Co. (The)
3.45%, 06/01/2027	38,000	35,636
2.95%, 08/15/2029	30,000	26,321
Westlake Corp., 3.60%, 08/15/2026	49,000	45,998
		1,063,566
Commercial Services & Supplies-0.44%
Cintas Corp. No. 2
3.70%, 04/01/2027	28,000	27,088
4.00%, 05/01/2032	25,000	23,617
Republic Services, Inc.
2.50%, 08/15/2024	40,000	38,346
3.95%, 05/15/2028	39,000	37,309
Waste Management, Inc., 1.50%, 03/15/2031	50,000	39,520
		165,880
Communications Equipment-0.85%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	260,000	246,209
Juniper Networks, Inc., 3.75%, 08/15/2029	53,000	47,174
Motorola Solutions, Inc., 4.60%, 05/23/2029	33,000	31,367
		324,750
Construction & Engineering-0.11%
Quanta Services, Inc., 2.90%, 10/01/2030	50,000	41,468
Construction Materials-0.27%
Eagle Materials, Inc., 2.50%, 07/01/2031	30,000	23,261
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	50,000	40,516
Vulcan Materials Co., 3.50%, 06/01/2030	45,000	40,005
		103,782
Consumer Finance-1.50%
Ally Financial, Inc.
5.80%, 05/01/2025(b)	78,000	78,315
2.20%, 11/02/2028(b)	45,000	35,800
American Express Co.
2.25%, 03/04/2025(b)	70,000	66,118
4.05%, 05/03/2029	130,000	123,905
Capital One Financial Corp.
4.20%, 10/29/2025	86,000	83,358
3.80%, 01/31/2028	60,000	56,179

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
Discover Bank
3.45%, 07/27/2026	$66,000	$60,774
4.65%, 09/13/2028	70,000	65,215
		569,664
Containers & Packaging-0.60%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	30,000	28,407
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031(b)	40,000	32,222
Avery Dennison Corp., 4.88%, 12/06/2028	41,000	40,227
Packaging Corp. of America, 3.40%, 12/15/2027(b)	40,000	36,984
Sonoco Products Co., 3.13%, 05/01/2030(b)	45,000	38,866
WRKCo, Inc.
4.65%, 03/15/2026	20,000	19,632
4.90%, 03/15/2029(b)	35,000	33,769
		230,107
Distributors-0.21%
Genuine Parts Co., 1.88%, 11/01/2030	105,000	80,654
Diversified Financial Services-0.96%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	188,000	181,340
Block Financial LLC, 3.88%, 08/15/2030	95,000	83,537
Equitable Holdings, Inc.
3.90%, 04/20/2023	52,000	51,789
4.35%, 04/20/2028	51,000	48,536
		365,202
Diversified Telecommunication Services-1.42%
AT&T, Inc.
4.25%, 03/01/2027(b)	150,000	147,173
4.30%, 02/15/2030	146,000	138,399
Verizon Communications, Inc.
4.13%, 03/16/2027(b)	130,000	127,283
4.33%, 09/21/2028	130,000	126,263
		539,118
Electric Utilities-4.80%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	120,000	96,473
American Electric Power Co., Inc., 3.20%, 11/13/2027	56,000	51,433
Avangrid, Inc.
3.20%, 04/15/2025	35,000	33,437
3.80%, 06/01/2029	23,000	21,010
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	155,000	143,496
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	80,000	66,051
Duke Energy Corp.
2.65%, 09/01/2026	111,000	103,068
2.55%, 06/15/2031(b)	80,000	65,622
Entergy Corp.
2.95%, 09/01/2026	45,000	41,978
1.90%, 06/15/2028(b)	105,000	88,908
Evergy, Inc.
2.45%, 09/15/2024	30,000	28,455
2.90%, 09/15/2029	20,000	17,234
Eversource Energy, 3.38%, 03/01/2032(b)	50,000	43,689
Exelon Corp.
3.95%, 06/15/2025	60,000	58,757
4.05%, 04/15/2030	50,000	46,970
	Principal Amount	Value
Electric Utilities-(continued)
Interstate Power and Light Co.
3.25%, 12/01/2024	$24,000	$23,147
4.10%, 09/26/2028	23,000	22,071
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	60,000	56,852
2.25%, 06/01/2030(b)	61,000	50,504
Pacific Gas and Electric Co.
3.15%, 01/01/2026(b)	40,000	37,002
4.55%, 07/01/2030	40,000	36,489
Pinnacle West Capital Corp., 1.30%, 06/15/2025(b)	115,000	103,761
PPL Capital Funding, Inc., 3.10%, 05/15/2026	100,000	93,336
Southern California Edison Co.
5.95%, 11/01/2032	80,000	84,159
Series E, 3.70%, 08/01/2025	30,000	29,162
Southern Co. (The)
3.25%, 07/01/2026	68,000	64,540
Series A, 3.70%, 04/30/2030	70,000	63,221
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	114,000	113,323
Wisconsin Electric Power Co., 4.75%, 09/30/2032	50,000	49,389
Xcel Energy, Inc.
3.30%, 06/01/2025	50,000	48,009
4.00%, 06/15/2028	45,000	43,125
		1,824,671
Electrical Equipment-0.62%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	35,000	27,149
Eaton Corp.
3.10%, 09/15/2027	89,000	83,291
4.15%, 03/15/2033(b)	40,000	37,450
Emerson Electric Co.
0.88%, 10/15/2026	55,000	47,922
2.20%, 12/21/2031	50,000	40,904
		236,716
Electronic Equipment, Instruments & Components-1.22%
Amphenol Corp., 2.80%, 02/15/2030	120,000	103,446
Arrow Electronics, Inc.
3.25%, 09/08/2024	18,000	17,290
3.88%, 01/12/2028	38,000	34,909
Avnet, Inc., 4.63%, 04/15/2026	58,000	55,894
Flex Ltd.
4.75%, 06/15/2025(b)	33,000	32,401
4.88%, 06/15/2029	40,000	37,125
Jabil, Inc., 3.95%, 01/12/2028(b)	33,000	30,765
Keysight Technologies, Inc., 4.60%, 04/06/2027	18,000	17,480
TD SYNNEX Corp., 1.75%, 08/09/2026	100,000	85,330
Teledyne Technologies, Inc., 2.75%, 04/01/2031	20,000	16,440
Trimble, Inc., 4.90%, 06/15/2028	33,000	31,952
		463,032
Energy Equipment & Services-0.54%
Halliburton Co., 2.92%, 03/01/2030(b)	60,000	51,754
Helmerich & Payne, Inc., 2.90%, 09/29/2031	40,000	32,812
NOV, Inc., 3.60%, 12/01/2029(b)	38,000	33,834
Schlumberger Investment S.A.
3.65%, 12/01/2023	49,000	48,393
2.65%, 06/26/2030(b)	45,000	39,060
		205,853

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Entertainment-1.02%
Activision Blizzard, Inc.
3.40%, 09/15/2026	$28,000	$26,815
1.35%, 09/15/2030	34,000	26,813
Electronic Arts, Inc., 1.85%, 02/15/2031	55,000	44,004
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032(b)	30,000	26,726
Walt Disney Co. (The)
1.75%, 08/30/2024	84,000	79,810
2.65%, 01/13/2031(b)	80,000	68,697
Warnermedia Holdings, Inc.
3.76%, 03/15/2027(c)	90,000	81,884
4.28%, 03/15/2032(b)(c)	40,000	33,886
		388,635
Equity REITs-5.32%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025(b)	28,000	27,034
2.00%, 05/18/2032	30,000	22,869
American Homes 4 Rent L.P., 4.25%, 02/15/2028	28,000	26,051
American Tower Corp.
3.50%, 01/31/2023	49,000	48,861
3.80%, 08/15/2029	43,000	39,251
AvalonBay Communities, Inc.
3.45%, 06/01/2025	30,000	28,952
2.30%, 03/01/2030(b)	35,000	29,449
Boston Properties L.P.
3.65%, 02/01/2026	30,000	28,518
3.25%, 01/30/2031	35,000	29,195
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	24,000	23,019
4.13%, 05/15/2029	20,000	17,845
Camden Property Trust, 2.80%, 05/15/2030	30,000	25,739
CBRE Services, Inc.
4.88%, 03/01/2026	30,000	29,995
2.50%, 04/01/2031	40,000	31,348
Corporate Office Properties L.P., 2.75%, 04/15/2031	25,000	18,842
Crown Castle, Inc.
3.65%, 09/01/2027	46,000	42,881
2.25%, 01/15/2031	40,000	32,276
Digital Realty Trust L.P.
3.70%, 08/15/2027	13,000	12,115
3.60%, 07/01/2029	90,000	81,481
EPR Properties, 3.75%, 08/15/2029	40,000	31,450
Equinix, Inc.
2.63%, 11/18/2024	40,000	38,076
3.20%, 11/18/2029(b)	40,000	35,002
ERP Operating L.P., 2.85%, 11/01/2026	38,000	35,221
Essex Portfolio L.P.
3.50%, 04/01/2025	10,000	9,637
3.00%, 01/15/2030	30,000	25,389
Extra Space Storage L.P., 2.35%, 03/15/2032	45,000	34,138
Federal Realty Investment Trust, 3.95%, 01/15/2024	65,000	64,110
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	21,000	19,644
2.00%, 03/15/2031	20,000	15,155
Healthpeak Properties, Inc.
3.25%, 07/15/2026	30,000	28,329
3.50%, 07/15/2029(b)	28,000	25,064
	Principal Amount	Value
Equity REITs-(continued)
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	$30,000	$28,717
Series H, 3.38%, 12/15/2029	39,000	32,931
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	33,000	28,711
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031(b)	105,000	77,484
Kilroy Realty L.P., 3.05%, 02/15/2030	38,000	30,839
Kimco Realty Corp., 2.80%, 10/01/2026	20,000	18,319
LifeStorage L.P., 3.50%, 07/01/2026	30,000	28,301
Mid-America Apartments L.P.
3.60%, 06/01/2027	44,000	41,798
3.95%, 03/15/2029	70,000	65,619
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	18,000	17,567
3.38%, 02/01/2031	20,000	15,597
Prologis L.P.
2.13%, 04/15/2027	55,000	49,551
2.25%, 04/15/2030	42,000	35,062
Public Storage
1.50%, 11/09/2026	40,000	35,824
1.85%, 05/01/2028	40,000	34,381
Realty Income Corp., 3.25%, 01/15/2031	30,000	26,166
Regency Centers L.P., 3.60%, 02/01/2027	22,000	20,666
Simon Property Group L.P.
2.00%, 09/13/2024	36,000	34,102
2.45%, 09/13/2029	56,000	47,024
Spirit Realty L.P., 3.40%, 01/15/2030	33,000	27,263
Sun Communities Operating L.P., 2.70%, 07/15/2031	75,000	58,208
UDR, Inc., 3.20%, 01/15/2030	100,000	85,893
Ventas Realty L.P., 4.40%, 01/15/2029	44,000	41,279
W.P. Carey, Inc.
4.60%, 04/01/2024	19,000	18,885
2.40%, 02/01/2031	30,000	23,770
Welltower, Inc.
4.00%, 06/01/2025	41,000	40,011
3.10%, 01/15/2030	30,000	25,458
Weyerhaeuser Co., 7.38%, 03/15/2032	70,000	77,711
		2,024,073
Food & Staples Retailing-2.30%
Costco Wholesale Corp.
1.38%, 06/20/2027(b)	85,000	75,248
1.60%, 04/20/2030	90,000	74,252
Kroger Co. (The)
2.65%, 10/15/2026	77,000	70,786
4.50%, 01/15/2029	120,000	116,152
Sysco Corp.
3.30%, 07/15/2026	55,000	52,115
5.95%, 04/01/2030	30,000	31,333
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	69,000	65,951
3.20%, 04/15/2030(b)	140,000	121,380
Walmart, Inc.
3.40%, 06/26/2023	133,000	132,007
1.80%, 09/22/2031(b)	165,000	135,880
		875,104

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Food Products-3.01%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	$60,000	$55,876
3.25%, 03/27/2030	55,000	50,030
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	50,000	45,529
2.75%, 05/14/2031(b)	100,000	82,572
Campbell Soup Co.
3.95%, 03/15/2025	30,000	29,389
4.15%, 03/15/2028	33,000	31,873
Conagra Brands, Inc.
4.30%, 05/01/2024	30,000	29,625
4.85%, 11/01/2028	30,000	29,278
Flowers Foods, Inc., 2.40%, 03/15/2031(b)	50,000	40,201
General Mills, Inc.
4.00%, 04/17/2025	50,000	49,181
4.20%, 04/17/2028(b)	51,000	50,056
Hershey Co. (The), 2.30%, 08/15/2026	68,000	62,856
Hormel Foods Corp., 1.80%, 06/11/2030	70,000	57,071
Ingredion, Inc.
3.20%, 10/01/2026(b)	28,000	26,190
2.90%, 06/01/2030	20,000	17,090
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	32,058
2.38%, 03/15/2030	40,000	33,233
Kellogg Co.
3.25%, 04/01/2026(b)	41,000	39,154
Series B, 7.45%, 04/01/2031(b)	30,000	34,074
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	65,000	61,140
3.75%, 04/01/2030(b)	60,000	55,331
McCormick & Co., Inc.
3.40%, 08/15/2027	23,000	21,602
1.85%, 02/15/2031(b)	30,000	23,278
Mondelez International, Inc.
1.50%, 05/04/2025(b)	40,000	37,116
2.75%, 04/13/2030(b)	60,000	51,841
Tyson Foods, Inc.
3.55%, 06/02/2027	56,000	52,737
4.35%, 03/01/2029	50,000	48,292
		1,146,673
Gas Utilities-0.35%
Atmos Energy Corp.
3.00%, 06/15/2027	11,000	10,299
1.50%, 01/15/2031	80,000	62,168
National Fuel Gas Co.
3.75%, 03/01/2023	10,000	9,962
2.95%, 03/01/2031	20,000	15,822
Southwest Gas Corp., 4.05%, 03/15/2032	40,000	34,815
		133,066
Health Care Equipment & Supplies-1.51%
Abbott Laboratories
3.75%, 11/30/2026(b)	67,000	66,013
1.40%, 06/30/2030(b)	70,000	56,109
Baxter International, Inc., 1.92%, 02/01/2027	40,000	35,616
Becton, Dickinson and Co.
3.70%, 06/06/2027	40,000	38,172
1.96%, 02/11/2031(b)	50,000	39,965
Boston Scientific Corp.
3.45%, 03/01/2024	20,000	19,642
2.65%, 06/01/2030	40,000	34,374
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	$30,000	$24,815
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	48,000	45,622
2.60%, 11/15/2029(b)	46,000	40,537
Edwards Lifesciences Corp., 4.30%, 06/15/2028	37,000	35,689
Stryker Corp.
3.50%, 03/15/2026	44,000	42,634
1.95%, 06/15/2030	50,000	41,054
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025(b)	25,000	24,145
2.60%, 11/24/2031	35,000	28,374
		572,761
Health Care Providers & Services-4.28%
AmerisourceBergen Corp.
3.25%, 03/01/2025	130,000	125,478
2.70%, 03/15/2031	70,000	57,814
Cardinal Health, Inc., 3.41%, 06/15/2027	129,000	121,122
Cigna Corp.
4.13%, 11/15/2025	50,000	49,135
4.38%, 10/15/2028	64,000	62,316
CVS Health Corp.
3.88%, 07/20/2025	75,000	73,677
4.30%, 03/25/2028	100,000	97,256
Elevance Health, Inc.
3.65%, 12/01/2027	55,000	52,272
2.25%, 05/15/2030	140,000	116,520
HCA, Inc.
5.38%, 02/01/2025	40,000	39,921
3.50%, 09/01/2030	115,000	99,042
Humana, Inc.
1.35%, 02/03/2027	50,000	43,099
2.15%, 02/03/2032	45,000	35,388
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	33,000	32,018
2.95%, 12/01/2029(b)	30,000	26,076
McKesson Corp., 3.80%, 03/15/2024	185,000	182,178
Quest Diagnostics, Inc.
3.50%, 03/30/2025	30,000	28,999
2.95%, 06/30/2030(b)	35,000	30,234
UnitedHealth Group, Inc.
3.75%, 07/15/2025	169,000	165,902
5.35%, 02/15/2033	135,000	140,149
Universal Health Services, Inc.
1.65%, 09/01/2026(c)	26,000	22,299
2.65%, 10/15/2030(c)	35,000	27,913
		1,628,808
Hotels, Restaurants & Leisure-1.47%
Booking Holdings, Inc.
3.60%, 06/01/2026	40,000	38,597
4.63%, 04/13/2030	30,000	29,186
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	54,000	51,581
Expedia Group, Inc.
5.00%, 02/15/2026	30,000	29,901
3.80%, 02/15/2028(b)	28,000	25,926
Marriott International, Inc.
5.00%, 10/15/2027	85,000	84,503
Series FF, 4.63%, 06/15/2030	40,000	37,490
McDonald’s Corp.
3.70%, 01/30/2026	106,000	103,867
3.80%, 04/01/2028(b)	55,000	52,861

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Starbucks Corp.
3.80%, 08/15/2025(b)	$56,000	$55,044
2.55%, 11/15/2030(b)	60,000	51,173
		560,129
Household Durables-1.01%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	40,000	33,327
Leggett & Platt, Inc., 3.50%, 11/15/2027	40,000	36,909
Lennar Corp., 4.75%, 11/29/2027(b)	120,000	114,767
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	95,000	81,359
NVR, Inc., 3.00%, 05/15/2030	20,000	16,913
PulteGroup, Inc., 5.50%, 03/01/2026	50,000	50,225
Whirlpool Corp., 4.75%, 02/26/2029(b)	54,000	52,459
		385,959
Household Products-1.44%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	80,000	83,238
Clorox Co. (The), 3.90%, 05/15/2028(b)	25,000	24,029
Colgate-Palmolive Co.
3.25%, 03/15/2024	75,000	73,759
3.25%, 08/15/2032(b)	40,000	36,504
Kimberly-Clark Corp.
1.05%, 09/15/2027	115,000	98,499
3.20%, 04/25/2029	77,000	70,467
Procter & Gamble Co. (The)
1.90%, 02/01/2027	90,000	82,290
3.00%, 03/25/2030(b)	85,000	77,913
		546,699
Independent Power and Renewable Electricity Producers-0.26%
AES Corp. (The), 1.38%, 01/15/2026	55,000	48,828
NSTAR Electric Co., 3.20%, 05/15/2027(b)	53,000	49,928
		98,756
Industrial Conglomerates-1.36%
3M Co.
2.88%, 10/15/2027	73,000	67,816
2.38%, 08/26/2029(b)	65,000	55,822
General Electric Co., 6.75%, 03/15/2032	195,000	221,006
Honeywell International, Inc.
2.50%, 11/01/2026(b)	123,000	114,917
1.75%, 09/01/2031	70,000	56,016
		515,577
Insurance-5.94%
Aflac, Inc., 3.60%, 04/01/2030	130,000	119,790
Allstate Corp. (The)
3.28%, 12/15/2026(b)	26,000	24,711
1.45%, 12/15/2030	50,000	38,291
American International Group, Inc., 2.50%, 06/30/2025	220,000	207,696
Aon Corp., 2.80%, 05/15/2030	40,000	34,158
Aon Global Ltd., 3.88%, 12/15/2025	40,000	38,840
Brighthouse Financial, Inc.
3.70%, 06/22/2027	47,000	43,650
5.63%, 05/15/2030(b)	30,000	29,152
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	20,674
2.38%, 03/15/2031	20,000	15,344
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	65,000	62,748
1.38%, 09/15/2030	45,000	35,222
	Principal Amount	Value
Insurance-(continued)
CNA Financial Corp.
3.95%, 05/15/2024	$27,000	$26,500
3.90%, 05/01/2029	43,000	39,459
CNO Financial Group, Inc.
5.25%, 05/30/2025	20,000	19,889
5.25%, 05/30/2029	18,000	17,139
Fidelity National Financial, Inc., 3.40%, 06/15/2030	60,000	50,335
First American Financial Corp., 2.40%, 08/15/2031	50,000	36,965
Globe Life, Inc., 4.55%, 09/15/2028	46,000	45,075
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	94,000	80,400
Lincoln National Corp.
4.00%, 09/01/2023	56,000	55,423
3.80%, 03/01/2028	86,000	79,574
Loews Corp.
3.75%, 04/01/2026	38,000	36,915
3.20%, 05/15/2030	40,000	35,069
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	44,000	43,405
4.38%, 03/15/2029	38,000	36,939
MetLife, Inc.
3.60%, 04/10/2024	79,000	77,678
4.55%, 03/23/2030(b)	70,000	69,612
Old Republic International Corp., 3.88%, 08/26/2026	109,000	104,212
Primerica, Inc., 2.80%, 11/19/2031	40,000	32,534
Principal Financial Group, Inc., 3.70%, 05/15/2029	92,000	85,917
Progressive Corp. (The)
2.45%, 01/15/2027	53,000	48,669
4.00%, 03/01/2029	45,000	43,190
Prudential Financial, Inc.
1.50%, 03/10/2026	80,000	72,389
2.10%, 03/10/2030	160,000	131,814
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	119,000	108,987
Travelers Property Casualty Corp., 6.38%, 03/15/2033	140,000	154,941
Willis North America, Inc.
3.60%, 05/15/2024	32,000	31,117
2.95%, 09/15/2029	30,000	25,340
		2,259,763
Interactive Media & Services-0.68%
Alphabet, Inc.
2.00%, 08/15/2026	167,000	155,341
1.10%, 08/15/2030	130,000	103,196
		258,537
Internet & Direct Marketing Retail-0.62%
Amazon.com, Inc.
3.15%, 08/22/2027	105,000	99,719
2.10%, 05/12/2031	130,000	107,979
eBay, Inc., 3.60%, 06/05/2027(b)	30,000	28,356
		236,054
IT Services-2.76%
Amdocs Ltd., 2.54%, 06/15/2030	50,000	40,600

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
Automatic Data Processing, Inc.
3.38%, 09/15/2025	$41,000	$39,897
1.25%, 09/01/2030	60,000	47,733
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	25,000	23,490
2.60%, 05/01/2031	30,000	24,451
DXC Technology Co.
1.80%, 09/15/2026	34,000	29,902
2.38%, 09/15/2028(b)	33,000	28,191
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	50,000	44,083
2.25%, 03/01/2031(b)	40,000	31,819
Fiserv, Inc.
2.75%, 07/01/2024	39,000	37,539
3.50%, 07/01/2029	38,000	34,217
Global Payments, Inc.
2.65%, 02/15/2025	30,000	28,179
3.20%, 08/15/2029	23,000	19,618
International Business Machines Corp.
3.00%, 05/15/2024	102,000	99,450
3.50%, 05/15/2029	100,000	92,788
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	30,000	24,522
3.15%, 10/15/2031	55,000	36,349
Mastercard, Inc.
3.38%, 04/01/2024	53,000	52,163
3.35%, 03/26/2030	55,000	51,182
PayPal Holdings, Inc.
2.40%, 10/01/2024	45,000	43,111
2.85%, 10/01/2029(b)	45,000	39,316
VeriSign, Inc.
5.25%, 04/01/2025	10,000	10,043
2.70%, 06/15/2031(b)	20,000	16,259
Visa, Inc.
3.15%, 12/14/2025	61,000	58,705
2.05%, 04/15/2030(b)	50,000	43,022
Western Union Co. (The), 1.35%, 03/15/2026	60,000	52,279
		1,048,908
Leisure Products-0.22%
Brunswick Corp., 2.40%, 08/18/2031	40,000	29,052
Hasbro, Inc.
3.55%, 11/19/2026	30,000	28,185
3.90%, 11/19/2029	28,000	25,208
		82,445
Life Sciences Tools & Services-0.51%
Agilent Technologies, Inc., 2.30%, 03/12/2031	30,000	24,392
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032(b)	20,000	17,301
Illumina, Inc., 2.55%, 03/23/2031(b)	50,000	39,447
PerkinElmer, Inc., 3.30%, 09/15/2029	33,000	28,759
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031(b)	105,000	85,467
		195,366
Machinery-1.90%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	55,000	53,583
Caterpillar, Inc., 2.60%, 04/09/2030	45,000	39,436
Cummins, Inc.
3.65%, 10/01/2023	46,000	45,596
1.50%, 09/01/2030	50,000	39,870
	Principal Amount	Value
Machinery-(continued)
Flowserve Corp., 3.50%, 10/01/2030	$35,000	$29,243
Fortive Corp., 3.15%, 06/15/2026	48,000	45,083
IDEX Corp., 3.00%, 05/01/2030	40,000	34,598
Illinois Tool Works, Inc., 2.65%, 11/15/2026	123,000	114,778
John Deere Capital Corp.
3.45%, 03/13/2025(b)	21,000	20,508
2.80%, 07/18/2029	115,000	103,218
Otis Worldwide Corp.
2.06%, 04/05/2025	40,000	37,466
2.57%, 02/15/2030	40,000	34,015
Parker-Hannifin Corp., 3.25%, 06/14/2029	37,000	33,347
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	15,000	14,380
2.30%, 03/15/2030	40,000	33,401
Xylem, Inc.
3.25%, 11/01/2026	25,000	23,450
2.25%, 01/30/2031(b)	25,000	20,502
		722,474
Marine-0.08%
Kirby Corp., 4.20%, 03/01/2028	33,000	29,955
Media-1.63%
Comcast Corp.
3.70%, 04/15/2024	159,000	156,732
4.15%, 10/15/2028	162,000	157,034
Fox Corp.
4.03%, 01/25/2024	35,000	34,531
4.71%, 01/25/2029	30,000	28,782
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	105,000	99,033
Omnicom Group, Inc., 2.60%, 08/01/2031(b)	40,000	32,947
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	38,000	36,561
Paramount Global
4.00%, 01/15/2026	40,000	38,283
4.95%, 01/15/2031	40,000	35,993
		619,896
Metals & Mining-0.66%
Newmont Corp., 2.25%, 10/01/2030	70,000	56,350
Nucor Corp.
3.95%, 05/23/2025(b)	65,000	63,629
3.95%, 05/01/2028	39,000	36,974
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	31,000	30,927
2.15%, 08/15/2030(b)	25,000	19,650
Steel Dynamics, Inc., 3.45%, 04/15/2030	51,000	44,838
		252,368
Multiline Retail-0.91%
Dollar General Corp.
3.88%, 04/15/2027	95,000	91,356
3.50%, 04/03/2030(b)	40,000	36,242
Dollar Tree, Inc.
4.00%, 05/15/2025(b)	35,000	34,285
4.20%, 05/15/2028	42,000	40,072
Target Corp.
2.25%, 04/15/2025	55,000	52,302
3.38%, 04/15/2029	100,000	92,645
		346,902

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Multi-Utilities-1.28%
Ameren Corp., 3.50%, 01/15/2031	$10,000	$8,881
Black Hills Corp., 4.25%, 11/30/2023	33,000	32,685
CenterPoint Energy, Inc.
1.45%, 06/01/2026	40,000	35,615
2.65%, 06/01/2031	40,000	32,966
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	95,000	83,985
DTE Electric Co., Series C, 2.63%, 03/01/2031	40,000	34,101
DTE Energy Co., Series F, 1.05%, 06/01/2025	20,000	18,118
NiSource, Inc.
0.95%, 08/15/2025	30,000	27,046
3.60%, 05/01/2030	30,000	26,856
Public Service Enterprise Group, Inc.
2.88%, 06/15/2024	40,000	38,615
2.45%, 11/15/2031	45,000	36,169
Sempra Energy
3.30%, 04/01/2025	40,000	38,582
3.40%, 02/01/2028(b)	31,000	28,641
WEC Energy Group, Inc., 0.55%, 09/15/2023	48,000	46,307
		488,567
Oil, Gas & Consumable Fuels-5.40%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	25,000	25,020
3.70%, 11/15/2029	65,000	59,170
Chevron Corp.
2.95%, 05/16/2026	127,000	120,980
2.24%, 05/11/2030(b)	125,000	107,562
ConocoPhillips Co., 6.95%, 04/15/2029	90,000	100,160
Coterra Energy, Inc., 3.90%, 05/15/2027(c)	13,000	12,257
Devon Energy Corp., 7.88%, 09/30/2031	40,000	45,547
Diamondback Energy, Inc., 3.50%, 12/01/2029	25,000	22,210
EOG Resources, Inc.
2.63%, 03/15/2023	41,000	40,738
4.38%, 04/15/2030(b)	40,000	39,228
Exxon Mobil Corp.
3.04%, 03/01/2026	141,000	134,884
2.61%, 10/15/2030(b)	225,000	197,905
Hess Corp.
4.30%, 04/01/2027(b)	50,000	48,029
7.30%, 08/15/2031	60,000	65,758
HF Sinclair Corp., 5.88%, 04/01/2026(b)	80,000	80,467
Kinder Morgan, Inc.
4.30%, 06/01/2025	64,000	63,034
4.30%, 03/01/2028	65,000	62,637
Marathon Oil Corp.
4.40%, 07/15/2027(b)	58,000	56,025
6.80%, 03/15/2032	35,000	36,645
Marathon Petroleum Corp., 4.70%, 05/01/2025	185,000	183,396
ONEOK, Inc.
5.85%, 01/15/2026	50,000	50,675
4.55%, 07/15/2028	41,000	38,827
Ovintiv, Inc., 7.38%, 11/01/2031	20,000	21,640
Phillips 66
3.85%, 04/09/2025	40,000	39,139
3.90%, 03/15/2028	49,000	46,468
Pioneer Natural Resources Co.
1.13%, 01/15/2026(b)	35,000	31,220
1.90%, 08/15/2030	30,000	23,913
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	40,000	38,301
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp.
2.15%, 09/15/2027	$130,000	$114,771
2.80%, 12/01/2031	70,000	57,809
Williams Cos., Inc. (The)
3.75%, 06/15/2027(b)	45,000	42,527
2.60%, 03/15/2031	55,000	45,147
		2,052,089
Personal Products-0.20%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	40,000	37,985
2.38%, 12/01/2029	43,000	37,040
		75,025
Pharmaceuticals-3.40%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	120,000	116,702
3.40%, 07/26/2029	59,000	55,142
Eli Lilly and Co.
2.75%, 06/01/2025	115,000	110,300
3.38%, 03/15/2029	66,000	62,441
Johnson & Johnson
2.45%, 03/01/2026	188,000	178,286
1.30%, 09/01/2030(b)	200,000	163,526
Merck & Co., Inc.
2.75%, 02/10/2025	119,000	114,644
3.40%, 03/07/2029	75,000	70,537
Pfizer, Inc.
3.00%, 12/15/2026	93,000	88,797
3.45%, 03/15/2029	165,000	155,773
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	33,000	30,906
Viatris, Inc., 2.70%, 06/22/2030(b)	50,000	39,801
Zoetis, Inc.
3.25%, 02/01/2023	33,000	32,906
2.00%, 05/15/2030	90,000	73,659
		1,293,420
Professional Services-0.19%
Equifax, Inc.
2.60%, 12/01/2024	18,000	17,154
2.35%, 09/15/2031	20,000	15,444
Verisk Analytics, Inc.
4.00%, 06/15/2025	20,000	19,473
4.13%, 03/15/2029	20,000	18,878
		70,949
Road & Rail-1.01%
CSX Corp.
3.25%, 06/01/2027	52,000	48,993
4.25%, 03/15/2029	40,000	38,571
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	50,000	48,589
Norfolk Southern Corp.
2.90%, 06/15/2026(b)	43,000	40,435
3.80%, 08/01/2028	90,000	86,029
Ryder System, Inc., 3.65%, 03/18/2024	11,000	10,769
Union Pacific Corp.
2.75%, 03/01/2026	60,000	57,033
3.95%, 09/10/2028	54,000	52,205
		382,624
Semiconductors & Semiconductor Equipment-3.12%
Analog Devices, Inc., 3.50%, 12/05/2026	30,000	28,765

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Applied Materials, Inc.
3.30%, 04/01/2027(b)	$45,000	$43,269
1.75%, 06/01/2030	100,000	82,265
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027(b)	43,000	40,673
Broadcom, Inc., 2.45%, 02/15/2031(b)(c)	70,000	55,111
Intel Corp.
3.70%, 07/29/2025	165,000	161,783
2.45%, 11/15/2029(b)	102,000	87,804
KLA Corp.
4.65%, 11/01/2024	13,000	12,955
4.65%, 07/15/2032	50,000	49,378
Lam Research Corp.
3.75%, 03/15/2026(b)	35,000	34,168
4.00%, 03/15/2029	33,000	31,700
Marvell Technology, Inc.
1.65%, 04/15/2026	20,000	17,648
2.95%, 04/15/2031(b)	20,000	16,304
Micron Technology, Inc.
4.19%, 02/15/2027	91,000	86,941
4.66%, 02/15/2030	90,000	83,046
NVIDIA Corp.
3.20%, 09/16/2026	32,000	30,731
2.85%, 04/01/2030	32,000	28,186
QUALCOMM, Inc.
3.25%, 05/20/2027(b)	68,000	64,901
1.65%, 05/20/2032	45,000	34,913
Texas Instruments, Inc.
1.38%, 03/12/2025(b)	65,000	60,761
2.25%, 09/04/2029	126,000	109,006
Xilinx, Inc., 2.38%, 06/01/2030	30,000	25,461
		1,185,769
Software-2.75%
Adobe, Inc.
3.25%, 02/01/2025	33,000	32,265
2.30%, 02/01/2030	40,000	34,348
Autodesk, Inc., 3.50%, 06/15/2027	23,000	21,619
Fortinet, Inc.
1.00%, 03/15/2026	16,000	14,071
2.20%, 03/15/2031	16,000	12,446
Intuit, Inc.
0.95%, 07/15/2025(b)	30,000	27,416
1.65%, 07/15/2030	30,000	23,999
Microsoft Corp., 3.30%, 02/06/2027(b)	375,000	362,663
Oracle Corp.
2.50%, 04/01/2025	120,000	113,465
2.88%, 03/25/2031(b)	150,000	125,308
Roper Technologies, Inc.
1.00%, 09/15/2025	30,000	26,980
1.75%, 02/15/2031	30,000	23,222
salesforce.com, inc.
3.25%, 04/11/2023	33,000	32,901
3.70%, 04/11/2028	32,000	30,897
ServiceNow, Inc., 1.40%, 09/01/2030	25,000	19,293
VMware, Inc.
3.90%, 08/21/2027	33,000	31,021
2.20%, 08/15/2031	95,000	72,295
Workday, Inc., 3.80%, 04/01/2032(b)	45,000	39,931
		1,044,140
	Principal Amount	Value
Specialty Retail-2.92%
AutoNation, Inc., 3.85%, 03/01/2032(b)	$65,000	$53,473
AutoZone, Inc.
3.13%, 07/15/2023	36,000	35,591
4.00%, 04/15/2030(b)	35,000	32,669
Best Buy Co., Inc., 1.95%, 10/01/2030	100,000	78,686
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	81,000	82,560
5.30%, 10/01/2029	45,000	44,435
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(b)	50,000	39,692
Home Depot, Inc. (The)
3.00%, 04/01/2026	90,000	86,236
2.95%, 06/15/2029	103,000	93,493
Leidos, Inc.
3.63%, 05/15/2025	30,000	28,912
2.30%, 02/15/2031	30,000	23,174
Lowe’s Cos., Inc.
2.50%, 04/15/2026(b)	69,000	64,614
2.63%, 04/01/2031	130,000	108,949
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	29,000	27,533
4.70%, 06/15/2032	30,000	29,216
Ross Stores, Inc.
4.60%, 04/15/2025	37,000	36,833
1.88%, 04/15/2031	40,000	31,500
TJX Cos., Inc. (The)
2.25%, 09/15/2026	90,000	83,401
1.60%, 05/15/2031	110,000	86,025
Tractor Supply Co., 1.75%, 11/01/2030	55,000	42,665
		1,109,657
Technology Hardware, Storage & Peripherals-1.67%
Apple, Inc.
2.40%, 05/03/2023	241,000	238,626
1.65%, 02/08/2031	210,000	171,377
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	78,000	77,818
HP, Inc.
3.00%, 06/17/2027	55,000	50,446
4.20%, 04/15/2032	60,000	52,356
NetApp, Inc.
1.88%, 06/22/2025	25,000	23,041
2.70%, 06/22/2030	25,000	20,817
		634,481
Textiles, Apparel & Luxury Goods-0.62%
NIKE, Inc.
2.40%, 03/27/2025	45,000	43,088
2.85%, 03/27/2030(b)	50,000	44,849
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	50,000	43,592
Tapestry, Inc., 3.05%, 03/15/2032	55,000	42,448
VF Corp.
2.40%, 04/23/2025	35,000	32,787
2.95%, 04/23/2030(b)	35,000	29,286
		236,050
Tobacco-1.19%
Altria Group, Inc.
4.40%, 02/14/2026(b)	70,000	68,772
4.80%, 02/14/2029	110,000	105,462

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
5.13%, 11/17/2027	$145,000	$145,380
5.75%, 11/17/2032	130,000	132,354
		451,968
Trading Companies & Distributors-0.15%
WW Grainger, Inc., 1.85%, 02/15/2025	62,000	58,345
Water Utilities-0.22%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	31,090
4.45%, 06/01/2032(b)	20,000	19,245
Essential Utilities, Inc., 2.70%, 04/15/2030	40,000	33,786
		84,121
Wireless Telecommunication Services-0.43%
T-Mobile USA, Inc.
3.75%, 04/15/2027	105,000	99,379
3.88%, 04/15/2030	70,000	64,098
		163,477
Total U.S. Dollar Denominated Bonds & Notes (Cost $40,550,394)		37,707,980
	Shares
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $52,746)	52,746	52,746
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $40,603,140)		37,760,726
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.84%
Invesco Private Government Fund, 3.83%(d)(e)(f)	2,007,106	$2,007,106
Invesco Private Prime Fund, 4.15%(d)(e)(f)	5,158,717	5,159,748
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,166,051)		7,166,854
TOTAL INVESTMENTS IN SECURITIES-118.12% (Cost $47,769,191)		44,927,580
OTHER ASSETS LESS LIABILITIES-(18.12)%		(6,890,523)
NET ASSETS-100.00%		$38,037,057

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $233,350, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$422	$636,498	$(584,174)	$-	$-	$52,746	$562
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,441,129	$2,485,424	$(1,919,447)	$-	$-	$2,007,106	$12,020*
Invesco Private Prime Fund	3,705,760	5,607,256	(4,153,817)	508	41	5,159,748	32,719*
Total	$5,147,311	$8,729,178	$(6,657,438)	$508	$41	$7,219,600	$45,301

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.45%
Alabama-0.96%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$3,000	$3,246,676
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	3,000	3,227,740
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	3,000	3,102,202
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(a)	5.50%	10/01/2053	5,000	5,166,510
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	4,372,200
				19,115,328
Arizona-2.00%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2042	65	65,801
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	1,528,089
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	889,956
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	1,770,809
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	1,000	992,484
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	2,465,978
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	1,467,358
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	1,000	954,778
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	6,250	4,452,256
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,349,155
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	988,884
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,031,357
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,227,845
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	4,000	4,151,808
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	1,000	1,094,830
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	5,000	5,436,470
University of Arizona (The), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	3,832,326
				39,700,184
Arkansas-0.38%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	5,424,820
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,097,607
				7,522,427
California-15.82%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	4,789,924
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,515,254
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,000	1,059,636
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,189,167
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,156,815
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,014,784
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,326,157
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,074,453
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	4,966,399
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	1,250	1,397,902
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,500	6,123,973
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,500	1,684,167
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	5,000	5,992,177
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,728,420
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,000	946,701
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	3,410,142
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	2,879,677
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,296,496
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,500	3,983,747
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	3,612,368
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	$7,360	$7,149,678
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,930	2,060,444
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	3,829,489
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,756,989
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,546,995
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,005,124
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	6,307,931
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	2,000	2,113,006
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,810,244
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,551,858
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	459,818
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	2,680,571
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	6,432,165
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,310	2,423,674
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,448,360
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	5,989,429
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	2,650,079
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,013,450
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	9,911,230
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	6,832,345
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	2,929,613
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	977,641
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	1,000	1,034,361
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,550,102
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,604,601
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,841,308
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,260	1,373,207
Los Angeles (City of), CA Department of Airports, Series 2022 B, RB	4.00%	05/15/2048	5,000	4,971,443
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	2,554,875
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	1,000	1,117,409
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,113,701
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,392,174
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,000	2,206,664
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,313,310
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,023,673
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	11,846,457
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,830,497
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	1,000	1,022,114
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,015,588
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,010,160
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	989,147
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,672,267
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,000	4,735,877
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	5,618,342
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	2,947,811
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,090,995
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	1,966,533
Mountain View Whisman School District (Santa Clara County) CA, Series 2022 B, GO Bonds	4.25%	09/01/2045	5,750	5,883,305
Napa Valley Unified School District, Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	3,000	3,016,239
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	3,885	3,762,932
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,342,581
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,500	1,537,441
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,485,034
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	5,000	5,256,244
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2048	$7,500	$7,261,904
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,403,222
Regents of the University of California Medical Center (University of California Medical Center), Series 2022 P, RB	4.00%	05/15/2043	1,000	975,010
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,469,353
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,307,485
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,601,370
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	6,953,553
San Diego Unified School District, Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	13,995,753
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	4,929,796
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	4,382,435
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,020,576
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	950,950
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,106,112
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,607,097
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,000	1,118,371
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	3,939,758
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,063,040
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,000	1,017,093
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	9,941,258
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,500	4,930,822
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,605,950
				313,735,792
Colorado-4.12%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,093,339
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2043	1,000	974,626
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	7,500	7,071,230
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	20,000	18,389,424
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	10,991,605
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,500	1,604,192
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,000	1,029,914
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	4.00%	05/15/2052	2,500	2,291,162
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB	4.00%	09/01/2050	2,800	2,293,297
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	1,565	1,547,722
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,047,123
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	781,939
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,000	974,025
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	5,289,146
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,205,866
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	1,970,512
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	1,000	1,117,810
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	1,000	1,107,563
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	2,753,936
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	5,204,765
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	658,333
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	647,255
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	1,000	985,060
Weld County School District No. Re-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	3,866,480
Weld County School District No. Re-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	3,876,464
				81,772,788
Connecticut-1.24%
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	4,000	4,351,104
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,224,483
Connecticut (State of), Series 2020 A, RB	3.13%	05/01/2040	1,000	842,295
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2038	1,000	866,092
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	851,598
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	$1,000	$1,009,538
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	1,000	1,000,494
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	1,000	993,140
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,102,913
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2038	1,200	1,211,887
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	1,200	1,200,963
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	1,000	992,219
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	277,030
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2038	1,000	1,128,246
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2039	500	560,412
Connecticut (State of), Series 2022 A, RB	5.25%	07/01/2040	1,000	1,133,883
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2041	1,000	1,107,409
Connecticut (State of), Series 2022 A, RB	5.25%	07/01/2042	1,000	1,125,883
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,543,254
				24,522,843
District of Columbia-0.65%
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,172,388
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	724,586
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,084,289
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	1,000	1,125,491
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2037	1,000	1,150,874
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,569,305
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	2,500	2,674,621
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	200	203,395
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	125	126,306
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	214,962
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	100	108,880
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	165,790
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	200	197,834
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	1,125	1,083,529
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	1,125	1,212,418
				12,814,668
Florida-3.52%
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	500	496,144
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	909,096
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2037	500	507,101
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2038	500	505,683
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	500	503,917
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2040	1,500	1,128,586
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,051,951
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,528,033
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	02/01/2046	2,500	2,288,840
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	2,500	2,286,691
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,745	1,833,375
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,058,509
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,066,835
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	6,000	5,732,759
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	1,880,442
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	2,000	1,360,385
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,000	1,676,636
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	4,000	4,026,971
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	4,020,737
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	150	149,999
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	175	147,574
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	200	196,037
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	200	195,919
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	203,206
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	175	170,629
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	$200	$191,548
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	250	237,455
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	300	281,044
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	6,141,550
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	1,250	1,260,816
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,503,949
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	835,381
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,052,167
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,117,162
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,773,301
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	1,500	1,666,163
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	1,000	1,104,058
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,268,139
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,285,682
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.25%	10/01/2047	1,400	1,560,501
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	1,500	1,638,004
				69,842,975
Georgia-2.09%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,269,167
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	1,000	1,140,989
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	1,000	1,135,330
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	1,000	1,129,197
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,123,588
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	1,000	1,121,203
Burke (County of), GA Development Authority, Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,309,958
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	855,400
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RB	4.00%	04/01/2052	1,000	907,901
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	915,198
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,130,861
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	2,000	1,260,717
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	2,000	1,379,005
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	3,608,117
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	1,000	1,039,747
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,011,981
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	2,305	2,350,951
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	4,500	4,589,709
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	3,000	2,831,842
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,000	969,753
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,000	945,941
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,006,191
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,500	1,501,939
				41,534,685
Hawaii-0.44%
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,181,129
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,601,153
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	2,965,203
				8,747,485
Idaho-0.10%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	1,765	1,913,324
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-4.38%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	5.25%	01/01/2042	$2,500	$2,569,164
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	4.00%	01/01/2052	7,000	6,628,821
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	1,964,077
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,521,571
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,262,781
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(a)	4.00%	01/01/2053	6,375	5,986,677
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,080,841
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(b)	7.00%	12/01/2042	5,000	5,467,820
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a)	5.00%	12/01/2051	1,000	1,017,391
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	1,000	1,022,873
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	1,115	1,141,326
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	5,000	3,763,351
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,583,370
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,000	2,108,853
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,564,401
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2037	1,550	1,534,173
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	1,395	1,372,494
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,190,331
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,306,567
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,304,554
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,000	759,202
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,315,057
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	902,557
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	2,719,948
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,570	3,988,127
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	1,175	1,185,747
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,268,047
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,190,276
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,213,831
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,000	4,267,311
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,500	2,641,092
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,000	1,060,007
Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,000	1,014,078
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5,200	5,383,503
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	1,000	974,485
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	483,126
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	2,000	1,930,169
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2040	3,000	3,105,833
				86,793,832
Indiana-0.91%
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,628,236
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,064,813
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,284,500
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	6,815,295
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,300,531
				18,093,375
Kansas-0.36%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2042	1,500	1,665,906
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	1,250	1,375,496
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	4.00%	09/01/2052	1,500	1,431,498
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,029,462
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,540,252
				7,042,614
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.10%
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2045	$1,000	$1,015,909
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2047	1,000	1,000,299
				2,016,208
Louisiana-1.01%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2042	2,000	2,095,860
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2047	2,000	2,094,158
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	2,926,040
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a)	5.00%	10/01/2048	3,500	3,569,524
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,370,802
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	3.00%	06/01/2050	6,500	4,716,752
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a)	4.00%	12/01/2049	1,250	1,197,879
				19,971,015
Maine-0.41%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2020 A, RB	4.00%	07/01/2045	2,000	1,765,171
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2023	550	557,440
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2024	350	361,974
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2029	500	481,504
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2030	425	474,689
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	330	327,128
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	4,500	3,845,601
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	293,929
				8,107,436
Maryland-0.81%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	922,737
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	447,918
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	9,908,855
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	641,120
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,000	949,272
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	1,000	953,352
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,096,500
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,086,410
				16,006,164
Massachusetts-4.45%
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	5,000	5,073,471
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	2,901,067
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,439,137
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,298,090
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,499,107
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,675	1,818,017
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,306,040
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,721,198
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,766,118
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2045	1,000	1,085,248
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	1,000	1,105,620
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,000	1,004,594
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,095,133
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,412,582
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	5,920,983
Massachusetts (Commonwealth of) Development Finance Agency, Series 2021 G, Ref. RB	5.00%	07/01/2050	1,000	1,011,457
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	884,383
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	$4,500	$4,733,384
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	2,727,674
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,025,415
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	1,500	1,605,745
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	3,500	2,618,749
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2045	1,500	1,371,435
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,075	3,217,474
Massachusetts (Commonwelath of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	5,360,073
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	5,310,193
				88,312,387
Michigan-0.73%
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	1,000	1,060,841
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	1,045	1,049,435
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,076,755
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,000	955,562
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	3.00%	12/01/2049	2,440	1,771,494
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,100	1,046,790
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,103,950
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,339,269
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	2,663,117
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	507,493
				14,574,706
Minnesota-0.20%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,028,684
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,007,776
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	919,346
				3,955,806
Missouri-0.89%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,020,999
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,241,250
Metropolitan St. Louis Sewer District, Series 2016 C, RB(c)	5.00%	05/01/2046	1,000	1,042,732
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	790,025
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,823,054
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,500	1,385,918
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,000	4,682,831
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,706,392
				17,693,201
Montana-0.12%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,321,114
Nebraska-0.33%
Fremont School District, Series 2022, GO Bonds, (INS - AGM)(a)	4.00%	12/15/2047	1,000	970,683
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	1,000	1,064,956
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	1,805	1,816,846
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,250	1,378,503
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-(continued)
University of Nebraska Facilities Corp., Series 2021 A, RB	4.00%	07/15/2059	$500	$468,463
University of Nebraska Facilities Corp., Series 2021 A, RB	4.00%	07/15/2062	1,000	936,724
				6,636,175
Nevada-0.10%
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,088,500
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,000	988,289
				2,076,789
New Hampshire-0.21%
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	934,589
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2046	2,210	1,654,127
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2051	2,200	1,561,226
				4,149,942
New Jersey-3.40%
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	5,000	5,265,048
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,500	2,559,688
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	1,000	911,954
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	1,000	902,083
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,023,879
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	711,300
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,449,805
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	750	562,119
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,125	818,828
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,041,745
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	1,000	955,559
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	3,000	3,031,103
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2038	1,000	966,207
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2038	1,000	1,049,178
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	1,000	951,541
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,044,188
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	944,729
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,000	1,039,526
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	1,000	914,806
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,025,276
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	725,118
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	1,000	902,083
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,019,552
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2038	1,500	1,449,310
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	1,000	959,879
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,000	944,729
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,169,619
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	931,628
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	375	389,395
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	500	529,853
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	500	516,722
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2046	750	683,966
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	200	211,032
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	300	307,219
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,063,479
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	5,000	4,946,468
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	$5,450	$5,153,302
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	1,500	1,649,631
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,514,146
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	5,400	5,854,494
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,825,404
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,842,998
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2038	2,500	2,612,139
				67,370,728
New York-22.30%
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	3,000	2,225,886
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2050	8,750	6,117,688
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2050	3,000	2,702,163
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,004,698
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,500	1,568,604
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,226,957
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,364,268
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,041,108
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	6,690	6,685,892
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,000	910,462
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	907,477
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,453,394
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,393,505
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2050	5,000	4,490,087
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	1,000	974,847
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,060,085
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,350	2,431,210
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	1,875,969
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	2,000,537
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2049	5,000	5,288,526
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	1,500	1,539,834
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,604,131
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,000	1,997,360
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5,590	5,854,847
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,507,755
New York (City of), NY, Series 2013 BB, RB(c)(d)	5.00%	12/15/2022	9,640	9,648,593
New York (City of), NY, Series 2013 EE, RB	5.00%	06/15/2047	500	504,118
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,191,567
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	7,054,466
New York (City of), NY, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	5,351,419
New York (City of), NY, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	765,283
New York (City of), NY, Series 2020 BB-1, RB	5.00%	06/15/2050	1,000	1,067,091
New York (City of), NY, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,000	998,745
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2039	1,000	998,661
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	6,250	6,815,815
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,345	3,578,035
New York (City of), NY, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,215,990
New York (City of), NY, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	4,739,334
New York (City of), NY, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,150	9,946,577
New York (City of), NY, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,385,613
New York (City of), NY, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,534,465
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	567,661
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	500	564,226
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	500	561,052
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	500	559,889
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	250	279,212
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,250	2,490,458
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	1,000	1,130,517
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	2.00%	01/01/2038	$1,500	$1,029,513
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2039	1,250	1,030,161
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2040	1,750	1,416,367
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	5,000	3,733,208
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	5,000	3,706,743
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,000	1,902,219
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,424,401
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,077,964
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	4,930,458
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2037	9,000	8,003,042
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2038	3,000	3,001,869
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	3,462,623
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	5,000	5,003,458
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	1,000	1,000,625
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	1,000	994,952
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	1,000	986,477
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	1,000	978,128
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,460,858
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	968,579
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,000	955,104
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	1,888,080
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	2,000	1,218,180
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	1,125	857,851
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	1,160	1,286,261
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,500	1,420,124
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	3,000	3,002,079
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	3,000	2,984,855
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	2,959,430
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	3,000	2,934,384
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	2,921,715
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,000	2,164,855
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,000	2,853,174
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,000	3,219,001
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	1,850	1,808,798
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	1,000	1,127,406
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	1,000	1,120,550
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,000	1,115,961
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,113,635
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,000	1,110,706
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	1,000	1,139,338
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,080,472
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,000	1,100,925
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	2,841,691
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	3,633,118
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	1,000	991,324
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	5,000	3,830,364
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	529,112
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	5,442,668
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	7,132,871
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	772,932
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,871,436
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	5,288,765
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,000	1,016,640
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	$2,000	$1,530,060
New York (State of) Dormitory Authority (New School (The)), Series 2015, Ref. RB	5.00%	07/01/2045	1,000	1,010,812
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,011,059
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,500	2,705,017
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,750	1,703,531
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	5,397,854
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	6,000	5,751,310
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,602,206
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,000	940,581
New York (State of) Dormitory Authority (Wagner College), Series 2022, Ref. RB	5.00%	07/01/2057	2,000	1,915,784
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,557,526
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	3,028,427
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,683,132
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2047	1,500	1,447,440
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,120,509
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,000	942,282
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2040	5,000	5,000,605
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	2,588,390
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,000	2,738,057
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	1,000	1,102,391
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,000	1,077,079
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,038,933
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,049,298
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,000	1,559,796
New York Liberty Development Corp., Series 2021 1, Ref. RB	4.00%	02/15/2043	2,000	1,863,100
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	715,219
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,354,247
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,499,291
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	3,528,360
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	702,053
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2045	2,000	1,979,560
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2049	5,500	5,358,999
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	5,000	4,909,151
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5,000	5,463,797
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,003,529
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,004,096
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,078,589
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,523,442
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	1,000	973,030
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	973,030
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2046	1,000	946,509
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	841,490
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,000	964,220
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,034,447
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	1,000	1,031,215
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,290,530
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	4,119,587
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	890,392
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2044	1,555	1,183,993
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	$525	$542,724
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,167,370
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,096,049
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,586,273
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,189,083
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,000	5,460,519
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,246,307
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	10,172,521
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,377,344
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	785	840,679
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,500	1,579,819
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,368,754
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,582,919
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	5,775	5,481,989
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,089,317
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,086,260
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	1,000	1,078,191
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	10,000	9,334,813
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) , Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,200,679
				442,237,092
North Carolina-0.73%
Charlotte (City of), NC, Series 2021 A, Ref. RB	3.00%	07/01/2046	750	587,561
Charlotte (City of), NC, Series 2021 A, Ref. RB	4.00%	07/01/2051	750	710,858
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	2,000	2,244,150
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,083,035
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,847,169
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,305,212
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,000	791,070
North Carolina (State of) Medical Care Commission, Series 2020 A, RB	3.00%	07/01/2045	1,000	759,113
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2041	300	259,792
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2046	300	249,060
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2051	300	241,622
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	1,325	1,363,092
				14,441,734
North Dakota-0.22%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2046	1,325	981,903
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2051	500	350,188
University of North Dakota, Series 2021 A, COP, (INS - AGM)(a)	3.00%	06/01/2061	4,500	3,007,897
				4,339,988
Ohio-2.56%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,049,174
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,037,756
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	1,000	968,835
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,514,674
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	10,000	11,008,023
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,307,780
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	600	559,135
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	890,248
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	3,770	2,594,610
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,033,389
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,159,603
Ohio (State of), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	1,968,096
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	546,415
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,082,406
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,100,492
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	$1,000	$1,084,636
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	7,600	7,827,176
				50,732,448
Oklahoma-0.77%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,598,222
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,660	1,727,692
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,265,512
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,098,128
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	2,500	2,665,406
				15,354,960
Oregon-1.62%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	4.00%	08/15/2045	7,000	6,551,603
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,485,297
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	5,333,404
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,658,667
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	2,500	2,590,754
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,685,588
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	7,782,430
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,131,807
				32,219,550
Pennsylvania-4.08%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	3,723,750
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	4,723,715
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,000	2,293,325
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	570,911
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	3,110	2,118,486
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	4,606,517
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,041,052
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,840,284
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,551,379
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,045,897
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	2,000	2,037,411
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,548,041
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	900,870
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	263,533
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	12,090	8,728,136
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	10,555	9,410,589
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	3,500	3,272,559
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,101,989
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,488,026
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,067,529
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(c)(d)	5.00%	12/01/2022	1,985	1,985,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	5.00%	12/01/2044	1,375	1,398,237
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	5,000	5,108,948
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2044	1,200	1,220,279
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,263,331
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	97,461
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	96,868
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	95,934
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	95,422
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	$100	$88,568
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,000	1,050,237
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	952,222
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	500	546,418
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	500	537,197
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,591,481
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,525,627
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,987,237
				80,974,466
Rhode Island-0.11%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,105,170
South Carolina-1.24%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,000	1,127,401
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	4,660	4,671,390
South Carolina (State of) Public Service Authority, Series 2015 E, RB	5.25%	12/01/2055	2,500	2,515,433
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	3,500	3,563,673
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	469,892
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	845,812
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	459,669
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	514,845
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,260,861
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,000	2,062,562
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	8,000	7,047,226
				24,538,764
Tennessee-0.87%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,550	1,686,277
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,528,286
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	770	816,509
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,091,488
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	2,786,922
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, RB	5.00%	07/01/2040	3,000	3,061,887
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,102,538
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,011,620
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	3,000	3,176,674
				17,262,201
Texas-9.77%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,050,286
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,045,522
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,402,061
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	535,888
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	778,541
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,044,813
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	917,066
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,000	1,042,610
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,000	913,337
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	8,500	8,508,465
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,500	1,505,868
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	2,000	1,904,738
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,052,996
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,665	1,800,692
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	5,000	5,374,208
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	$1,000	$988,928
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,000	971,251
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	575,814
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2043	10,000	10,557,366
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	4,002,984
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,000	976,572
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	974,831
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	697,059
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	956,090
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	8,100	7,662,094
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,387,614
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	3,761,109
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,820,255
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,565	2,812,814
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	2,000	1,960,856
Hutto (City of), TX, Series 2017, Ctfs. Of Obligation, (INS - AGM)(a)	5.00%	08/01/2057	5,000	5,248,419
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,312,033
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,000	991,767
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	986,393
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	1,019,234
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	5,000	5,458,179
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	1,000	1,005,176
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	512,616
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,060,235
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,304,621
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,295,622
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,000	933,712
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,303,204
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	4,000	3,968,966
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,722,111
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(e)	5.00%	07/02/2046	1,000	700,000
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(e)	5.00%	07/03/2051	1,000	700,000
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(a)	5.00%	04/01/2046	1,250	1,256,015
North Texas Tollway Authority, Series 2015 B, Ref. RB(c)(d)	5.00%	01/01/2023	2,500	2,505,162
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	1,869,480
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,135,991
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,056,167
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,142,778
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,411,303
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,000	5,195,822
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,221,209
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,584,472
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	526,304
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,671,472
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,216,661
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	5,383,490
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	617,841
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	596,694
San Jacinto College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,162,349
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	4,000	3,931,112
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,138,017
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2045	$750	$770,305
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,500	1,354,022
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	330	316,046
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	275	260,530
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	395,189
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	2,000	2,085,674
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	2,000	2,081,523
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	2,000	2,078,934
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,529,951
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	4,076,216
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,046,787
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	5,260,958
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,265,317
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	1,000	1,128,669
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	2,632,152
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	2,500	2,410,372
				193,820,000
Utah-0.50%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,099,981
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,097,119
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	875	957,976
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	2,000	2,071,096
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	500	514,012
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	3,000	3,097,694
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	1,000	1,100,395
				9,938,273
Virginia-0.60%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,410,366
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,000	2,984,197
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	1,074,582
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,006,251
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	1,000	1,103,687
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,650	1,267,824
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,066,939
				11,913,846
Washington-2.08%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	1,500	1,584,315
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	3,495,705
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,000	2,201,751
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	2,000	2,206,234
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	1,000	1,109,524
Pierce County School District No 10. Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,000	1,001,861
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,043,099
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,078,114
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	5,328,895
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,127,874
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,000	1,095,593
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,000	1,090,860
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,097,902
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	1,000	1,129,708
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,000	1,116,029
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	$1,000	$1,110,531
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,060,495
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2038	5,000	5,304,808
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	902,377
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,071,285
				41,156,960
Wisconsin-1.27%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,000	905,577
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	500	348,146
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,185	3,027,148
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,232,841
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,500	2,216,300
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,515,433
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,000	901,061
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,226,331
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	946,026
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	06/01/2045	5,000	3,734,540
Wisconsin (State of) Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2046	3,000	2,614,846
Wisconsin (State of) Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2051	3,000	2,545,246
				25,213,495
TOTAL INVESTMENTS IN SECURITIES(f)-98.45% (Cost $2,154,935,978)				1,952,592,938
OTHER ASSETS LESS LIABILITIES-1.55%				30,838,938
NET ASSETS-100.00%				$1,983,431,876

See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $1,400,000, which represented less than 1% of the Fund’s Net Assets.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp	8.87%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.39%
New York-98.39%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	4.00%	11/01/2044	$1,000	$989,897
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	5.00%	11/01/2049	2,500	2,709,219
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	1,831,381
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	741,962
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,004,698
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	500,662
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	470,426
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,047,640
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	2,000	2,091,770
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,008,239
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	837,673
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	500	450,744
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,010,014
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	468,992
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,240,333
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,036,535
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	500	499,340
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2041	750	742,915
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,042,761
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	1,000	1,063,376
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,160,268
New York (City of), NY, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	954,245
New York (City of), NY, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	765,283
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,076,823
New York (City of), NY, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,063,511
New York (City of), NY, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,143,993
New York (City of), NY, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	947,867
New York (City of), NY, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,069,496
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	525,666
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	1,000	1,058,909
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	139,501
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	1,482,697
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	951,109
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,037,713
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,050,812
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,574,959
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	954,600
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	778,167
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	1,000	1,005,743
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2037	1,500	1,508,203
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	199,626
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	1,000	1,054,486
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	1,843,015
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	771,543
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	488,628
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	2,500	2,419,929
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,056,292
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	318,365
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,097,365
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	467,859
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	849,183
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,936,522
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	505,530
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	595,475
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	530,899
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	$1,785	$1,678,937
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2052	4,000	3,795,299
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	1,490	1,380,372
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,024,718
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,522,582
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2041	1,500	1,530,844
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,167,133
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,921,695
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	2,000	2,032,865
New York Liberty Development Corp., Series 2021 1, Ref. RB	4.00%	02/15/2043	1,000	931,550
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,053,214
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,078,589
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,938,518
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	458,106
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	883,844
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	543,511
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,517,064
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	1,000	1,061,645
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,057,516
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	963,394
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,098,765
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	500	535,464
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,653,901
TOTAL INVESTMENTS IN SECURITIES(b)-98.39% (Cost $100,637,508)				91,002,385
OTHER ASSETS LESS LIABILITIES-1.61%				1,490,637
NET ASSETS-100.00%				$92,493,022

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp	9.55%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
November 30, 2022
(Unaudited)
	Shares	Value
Preferred Stocks-99.60%
Automobiles-1.82%
Ford Motor Co.
Pfd., 6.00%(b)	1,401,081	$33,135,565
Pfd., 6.20%(b)	1,311,911	32,168,058
Pfd., 6.50%(b)	1,052,498	24,912,628
		90,216,251
Banks-36.20%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	75,236	1,623,593
Series E, Pfd., 5.88%	179,944	4,131,514
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,899,573	33,603,446
Series QQ, Pfd., 4.25%(b)	2,416,371	43,132,222
Series NN, Pfd., 4.38%(b)	2,231,849	41,333,844
Series SS, Pfd., 4.75%(b)	1,194,460	23,865,311
Series LL, Pfd., 5.00%(b)	2,525,653	52,861,917
Series KK, Pfd., 5.38%(b)	2,847,915	63,964,171
Series HH, Pfd., 5.88%(b)	1,733,513	42,592,414
Series GG, Pfd., 6.00%(b)	2,533,408	62,853,853
Series K, Pfd., 6.45%(b)(c)	368,076	9,275,515
Bank of Hawaii Corp., Series A, Pfd., 4.38%(b)	318,616	5,715,971
Bank OZK, Series A, Pfd., 4.63%(b)	593,914	9,930,242
Cadence Bank, Series A, Pfd., 5.50%(b)	347,331	7,530,136
Citigroup, Inc., Series K, Pfd., 6.88%(b)(c)	2,798,311	70,041,724
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	820,036	16,548,326
Series D, Pfd., 6.35%(b)(c)	530,136	13,375,331
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	256,110	5,127,322
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	442,493	9,420,676
Series A, Pfd., 6.00%(b)	285,529	6,615,707
Series I, Pfd., 6.63%(b)(c)	903,410	23,181,501
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	680,794	13,609,072
Series C, Pfd., 5.63%(b)	335,108	6,893,172
First Horizon Corp.
Series F, Pfd., 4.70%(b)	260,042	5,575,300
Series D, Pfd., 6.10%(b)(c)	172,245	4,130,435
Pfd., 6.50%	250,621	6,230,438
First Republic Bank
Series M, Pfd., 4.00%(b)	1,316,520	22,170,197
Series K, Pfd., 4.13%(b)	906,466	15,745,314
Series L, Pfd., 4.25%(b)	1,364,895	24,390,674
Series N, Pfd., 4.50%	1,322,617	24,600,676
Series J, Pfd., 4.70%(b)	649,228	12,978,068
Series H, Pfd., 5.13%(b)	343,346	7,402,540
Series I, Pfd., 5.50%(b)	552,494	12,779,186
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	367,722	7,589,782
Hancock Whitney Corp., Pfd., 6.25%(b)	317,726	7,536,461
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	928,500	17,288,670
Series C, Pfd., 5.70%(b)	347,633	7,856,506
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	3,597,277	65,830,169
Series JJ, Pfd., 4.55%	2,878,521	56,131,160
Series LL, Pfd., 4.63%(b)	3,501,913	69,477,954
Series GG, Pfd., 4.75%(b)	1,655,308	33,735,177
Series DD, Pfd., 5.75%(b)	2,939,585	72,166,812
Series EE, Pfd., 6.00%(b)	3,054,302	77,273,841
	Shares	Value
Banks-(continued)
KeyCorp
Series G, Pfd., 5.63%(b)	775,305	$18,049,100
Series F, Pfd., 5.65%(b)	735,929	17,441,517
Series E, Pfd., 6.13%(b)(c)	923,257	22,924,471
Pfd., 6.20%(b)(c)	1,077,439	26,731,262
M&T Bank Corp., Series H, Pfd., 5.63%(b)(c)	482,885	11,053,238
Old National Bancorp
Series A, Pfd., 7.00%(b)	183,365	4,646,469
Series C, Pfd., 7.00%(b)	102,533	2,563,325
PacWest Bancorp, Series A, Pfd., 7.75%(c)	810,844	20,806,257
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	713,028	13,355,014
Series C, Pfd., 5.70%(b)(c)	855,112	19,787,292
Series B, Pfd., 6.38%(b)(c)	870,501	22,528,566
Signature Bank, Series A, Pfd., 5.00%	1,297,837	22,517,472
Silvergate Capital Corp., Series A, Pfd., 5.38%(b)	343,448	4,873,527
SVB Financial Group, Series A, Pfd., 5.25%(b)	681,413	11,958,798
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	628,369	15,143,693
Series D, Pfd., 6.30%(b)(c)	279,107	6,754,389
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	513,324	10,548,808
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,646,278	32,431,677
Series O, Pfd., 5.25%(b)	1,034,416	22,912,314
U.S. Bancorp
Series L, Pfd., 3.75%(b)	789,294	13,339,069
Series M, Pfd., 4.00%(b)	1,313,765	23,529,531
Series O, Pfd., 4.50%(b)	583,041	11,765,767
Series K, Pfd., 5.50%(b)	1,140,833	27,265,909
Valley National Bancorp, Series A, Pfd., 6.25%(b)(c)	180,896	4,392,155
Washington Federal, Inc., Series A, Pfd., 4.88%(b)	490,044	9,242,230
Webster Financial Corp., Series F, Pfd., 5.25%	286,279	5,782,836
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	2,248,743	38,183,656
Series CC, Pfd., 4.38%(b)	1,921,709	33,822,078
Series AA, Pfd., 4.70%(b)	2,130,929	39,656,589
Series Z, Pfd., 4.75%(b)	3,654,789	68,673,485
Series Y, Pfd., 5.63%(b)	1,243,030	28,353,514
Series R, Pfd., 6.63%(b)(c)	1,541,947	39,227,132
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	538,321	11,520,069
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(c)	217,174	5,307,733
Series E, Pfd., 6.88%(b)(c)	509,708	12,844,642
		1,798,049,924
Capital Markets-10.44%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	359,993	6,065,882
Pfd., 4.75%(b)	509,622	9,591,086
Pfd., 5.88%	527,095	12,081,018
Apollo Asset Management, Inc.
Series A, Pfd., 6.38%(b)	489,020	12,010,331
Series B, Pfd., 6.38%(b)	538,748	13,511,800
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	386,163	6,155,438
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)	686,056	$11,601,207
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	1,124,830	22,845,297
Series D, Pfd., 5.95%(b)	1,318,264	33,009,331
Goldman Sachs Group, Inc. (The), Series K, Pfd., 6.38%(c)	1,212,228	30,814,836
Morgan Stanley
Series O, Pfd., 4.25%(b)	2,430,592	43,847,880
Series L, Pfd., 4.88%(b)	1,016,043	21,865,246
Series K, Pfd., 5.85%(b)(c)	1,733,188	41,267,206
Series I, Pfd., 6.38%(b)(c)	1,909,781	47,629,938
Series P, Pfd., 6.50%(b)	1,731,304	43,698,113
Series F, Pfd., 6.88%(b)(c)	1,400,806	35,538,448
Northern Trust Corp., Series E, Pfd., 4.70%(b)	730,223	15,407,705
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	438,559	10,832,407
Series A, Pfd., 6.63%	351,975	8,739,539
Prospect Capital Corp., Series A, Pfd., 5.35%	301,526	5,134,988
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	866,815	21,358,322
Series D, Pfd., 5.90%(b)(c)	1,297,971	31,553,675
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	573,812	10,294,187
Pfd., 5.20%(b)	428,378	9,475,721
Series C, Pfd., 6.13%(b)	362,598	9,010,560
Series B, Pfd., 6.25%(b)	213,625	5,372,669
		518,712,830
Chemicals-0.14%
EI du Pont de Nemours and Co., Series B, Pfd., 4.50%	83,324	7,082,540
Commercial Services & Supplies-0.30%
Pitney Bowes, Inc., Pfd., 6.70%(b)	804,823	14,671,923
Consumer Finance-3.38%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	772,798	12,998,462
Series L, Pfd., 4.38%(b)	1,279,552	22,251,409
Series K, Pfd., 4.63%(b)	214,503	3,897,520
Series J, Pfd., 4.80%	2,249,796	41,216,263
Series I, Pfd., 5.00%(b)	2,645,315	51,398,471
Navient Corp., Pfd., 6.00%	604,028	11,240,961
Synchrony Financial, Series A, Pfd., 5.63%(b)	1,328,715	24,647,663
		167,650,749
Diversified Financial Services-2.18%
Brookfield BRP Holdings Canada, Inc.
Pfd., 4.63% (Canada)	601,897	9,130,778
Pfd., 4.88% (Canada)(b)	403,492	6,431,662
Carlyle Finance LLC, Pfd., 4.63%(b)	881,179	14,839,054
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	570,853	10,383,816
Series A, Pfd., 5.25%(b)	1,392,931	29,042,611
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	908,871	16,659,605
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	438,011	10,345,820
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	528,569	11,586,233
		108,419,579
	Shares	Value
Diversified Telecommunication Services-4.91%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	3,150,854	$58,007,222
Series A, Pfd., 5.00%(b)	2,148,840	42,439,590
Pfd., 5.35%(b)	2,381,542	54,299,158
Pfd., 5.63%(b)	1,450,761	34,890,802
Qwest Corp.
Pfd., 6.50%(b)	1,735,905	32,843,323
Pfd., 6.75%(b)	1,060,181	21,362,647
		243,842,742
Electric Utilities-6.02%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	430,005	7,688,489
Brookfield Infrastructure Finance ULC, Pfd., 5.00% (Canada)	389,184	6,223,052
Duke Energy Corp.
Pfd., 5.63%(b)	933,996	22,770,822
Series A, Pfd., 5.75%(b)	1,622,984	39,811,798
Entergy Arkansas LLC, Pfd., 4.88%(b)	548,923	11,626,189
Entergy Louisiana LLC, Pfd., 4.88%(b)	500,654	10,929,277
Entergy Mississippi LLC, Pfd., 4.90%	496,047	10,927,915
Entergy New Orleans LLC, Pfd., 5.50%(b)	497,618	11,300,905
Georgia Power Co., Series 2017-A, Pfd., 5.00%	498,443	11,419,329
NextEra Energy Capital Holdings, Inc., Series N, Pfd., 5.65%(b)	1,184,944	29,422,160
SCE Trust II, Pfd., 5.10%	293,861	5,448,183
SCE Trust III, Series H, Pfd., 5.75%(b)(c)	480,140	9,828,466
SCE Trust IV, Series J, Pfd., 5.38%(c)	685,124	12,770,711
SCE Trust V, Series K, Pfd., 5.45%(c)	606,645	11,981,239
SCE Trust VI, Pfd., 5.00%	943,804	16,931,844
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,344,496	25,222,745
Series 2020, Pfd., 4.95%(b)	1,760,442	35,895,412
Pfd., 5.25%(b)	805,003	18,523,119
		298,721,655
Equity REITs-7.01%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	323,692	5,648,425
American Homes 4 Rent
Series G, Pfd., 5.88%	223,829	4,984,672
Series H, Pfd., 6.25%(b)	201,642	4,676,078
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	597,278	12,811,613
Series J, Pfd., 5.25%(b)	455,903	9,893,095
Series K, Pfd., 5.85%(b)	336,516	7,810,536
Diversified Healthcare Trust
Pfd., 5.63%(b)	631,299	7,594,527
Pfd., 6.25%(b)	432,138	5,436,296
EPR Properties, Series G, Pfd., 5.75%(b)	356,743	6,496,290
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	315,038	6,577,993
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	88,777	1,937,114
Series A, Pfd., 7.25%(b)	276,746	6,268,297
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%	741,054	9,789,323
iStar, Inc., Series D, Pfd., 8.00%(b)	61,463	1,510,761
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	394,879	8,256,920
Series M, Pfd., 5.25%(b)	448,157	9,469,557
Office Properties Income Trust, Pfd., 6.38%(b)	281,852	5,155,073

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Equity REITs-(continued)
PS Business Parks, Inc.
Series Z, Pfd., 4.88%(b)	551,638	$8,059,431
Series Y, Pfd., 5.20%	394,281	6,162,612
Series X, Pfd., 5.25%	480,311	7,492,852
Public Storage
Series N, Pfd., 3.88%(b)	532,894	9,005,909
Series O, Pfd., 3.90%	350,758	5,938,333
Series Q, Pfd., 3.95%	271,048	4,626,789
Series P, Pfd., 4.00%(b)	1,154,652	20,194,864
Series R, Pfd., 4.00%(b)	734,116	12,854,371
Series S, Pfd., 4.10%(b)	780,000	13,985,400
Series M, Pfd., 4.13%(b)	420,926	7,479,855
Series L, Pfd., 4.63%(b)	1,008,519	20,331,743
Series J, Pfd., 4.70%(b)	140,012	2,867,446
Series K, Pfd., 4.75%(b)	318,194	6,650,255
Series I, Pfd., 4.88%(b)	350,974	7,545,941
Series G, Pfd., 5.05%(b)	861,206	19,463,256
Series F, Pfd., 5.15%(b)	524,891	11,794,301
Series H, Pfd., 5.60%(b)	461,882	11,311,490
SITE Centers Corp., Series A, Pfd., 6.38%(b)	313,547	7,377,761
SL Green Realty Corp., Series I, Pfd., 6.50%	395,437	7,865,242
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%(b)	332,102	7,435,764
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	675,961	10,159,694
Series M, Pfd., 5.25%	592,986	9,671,602
Series N, Pfd., 5.25%	483,885	7,959,908
Series L, Pfd., 5.40%(b)	471,774	7,831,448
		348,382,837
Gas Utilities-0.33%
South Jersey Industries, Inc., Pfd., 5.63%	346,019	5,986,128
Spire, Inc., Series A, Pfd., 5.90%(b)	437,259	10,240,606
		16,226,734
Independent Power and Renewable Electricity Producers-0.12%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	345,451	6,135,210
Insurance-15.93%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)(b)	1,614,109	32,701,848
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	524,501	10,914,866
Series H, Pfd., 5.10%(b)	1,984,256	43,137,725
Series G, Pfd., 5.63%(b)	1,056,108	24,712,927
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)(c)	753,817	16,372,905
Series B, Pfd., 6.63%(c)	523,871	12,567,665
American Financial Group, Inc.
Pfd., 4.50%(b)	367,332	7,049,101
Pfd., 5.13%(b)	372,054	7,749,885
Pfd., 5.63%	250,543	5,572,076
Pfd., 5.88%(b)	158,305	3,758,161
American International Group, Inc., Series A, Pfd., 5.85%(b)	863,106	20,377,933
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	896,378	17,246,313
Series F, Pfd., 5.45%(b)	569,762	12,648,716
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	229,964	4,833,843
Argo Group U.S., Inc., Pfd., 6.50%(b)	223,601	4,724,689
	Shares	Value
Insurance-(continued)
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	452,284	$9,000,452
Pfd., 5.63% (Bermuda)(b)	440,553	8,775,816
Assurant, Inc., Pfd., 5.25%(b)	364,695	7,822,708
Athene Holding Ltd.
Series D, Pfd., 4.88%	1,022,402	18,822,421
Series B, Pfd., 5.63%(b)	575,000	12,684,500
Series A, Pfd., 6.35%(c)	1,525,624	37,560,863
Series C, Pfd., 6.38%(c)	1,068,144	26,799,733
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	1,001,556	21,152,863
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	592,322	9,909,547
Series C, Pfd., 5.38%(b)	1,009,579	19,939,185
Pfd., 6.25%	720,778	16,851,790
Series A, Pfd., 6.60%	730,872	18,176,787
Series B, Pfd., 6.75%(b)	682,713	17,429,663
CNO Financial Group, Inc., Pfd., 5.13%	294,426	5,332,055
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	741,699	17,162,915
Series E, Pfd., 7.00%	175,918	4,005,653
Globe Life, Inc., Pfd., 4.25%	574,408	10,609,316
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	574,789	14,358,229
Kemper Corp., Pfd., 5.88%(b)(c)	88,100	1,754,071
Lincoln National Corp., Series D, Pfd., 9.00%(b)	400,000	10,588,000
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,764,849	36,002,920
Series E, Pfd., 5.63%(b)	1,489,740	36,051,708
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	312,842	6,284,996
Prudential Financial, Inc.
Pfd., 4.13%(b)	855,030	16,801,339
Pfd., 5.63%(b)	1,037,456	24,525,460
Pfd., 5.95%	578,694	14,015,969
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	743,105	18,807,987
Pfd., 7.13%(b)(c)	1,268,900	33,270,558
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	893,618	15,933,209
Series F, Pfd., 5.75% (Bermuda)(b)	452,064	10,221,167
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	363,495	6,255,749
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(b)(c)	334,575	7,822,363
Unum Group, Pfd., 6.25%(b)	560,067	13,895,262
W.R. Berkley Corp.
Pfd., 4.13%(b)	500,100	9,676,935
Pfd., 4.25%(b)	469,816	9,358,735
Pfd., 5.10%(b)	523,574	11,712,350
Pfd., 5.70%(b)	313,856	7,545,098
		791,287,025
Internet & Direct Marketing Retail-0.90%
Qurate Retail, Inc., Pfd., 8.00%(b)	547,529	23,527,321
QVC, Inc.
Pfd., 6.25%(b)	872,225	14,749,325
Pfd., 6.38%	383,779	6,336,191
		44,612,837

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Leisure Products-0.45%
Brunswick Corp.
Pfd., 6.38%	388,327	$9,529,545
Pfd., 6.50%	308,082	7,572,655
Pfd., 6.63%	216,058	5,438,180
		22,540,380
Multi-Utilities-3.77%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	609,883	13,710,170
Pfd., 6.88% (Canada)(b)(c)	517,076	12,549,435
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	413,656	6,308,254
Series 13, Pfd., 5.13% (Canada)	365,730	5,866,309
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	398,248	7,160,499
Pfd., 5.63%(b)	369,739	8,467,023
Pfd., 5.88%	481,689	11,338,959
Pfd., 5.88%(b)	1,143,781	26,581,470
DTE Energy Co.
Pfd., 4.38%(b)	509,866	9,646,665
Series G, Pfd., 4.38%(b)	334,961	6,173,331
Series E, Investment Units, 5.25%(b)	717,337	16,326,590
Integrys Holding, Inc., Pfd., 6.00%(c)	452,261	10,483,410
NiSource, Inc., Series B, Pfd., 6.50%(b)(c)	884,483	21,687,523
Sempra Energy, Pfd., 5.75%(b)	1,317,115	30,780,978
		187,080,616
Oil, Gas & Consumable Fuels-0.94%
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	75,495	1,883,600
Series C, Pfd., 7.95%(c)	199,145	5,068,240
Energy Transfer L.P., Series E, Pfd., 7.60%(c)	1,483,638	34,183,020
NuStar Energy L.P.
Series C, Pfd., 9.00%(c)	115,525	2,787,618
Series B, Pfd., 9.13% (3 mo. USD LIBOR + 5.64%)(d)	129,437	2,775,130
		46,697,608
Real Estate Management & Development-0.81%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	434,669	6,502,648
Series A-2, Pfd., 6.38%	548,480	9,318,675
Series A-1, Pfd., 6.50%	313,010	5,346,211
Brookfield Property Preferred L.P., Pfd., 6.25%	1,140,350	19,100,863
		40,268,397
Textiles, Apparel & Luxury Goods-0.06%
Fossil Group, Inc., Pfd., 7.00%	187,689	3,151,298
Thrifts & Mortgage Finance-0.79%
Merchants Bancorp
Series B, Pfd., 6.00%(b)(c)	195,432	4,262,372
Series C, Pfd., 6.00%(b)	292,720	6,425,204
Pfd., 8.25%(b)	246,491	6,790,827
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	899,313	21,583,512
		39,061,915
	Shares	Value
Trading Companies & Distributors-1.52%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c)	460,648	$10,963,422
FTAI Aviation Ltd.
Series B, Pfd., 8.00% (Cayman Islands)(c)	237,290	5,227,499
Series A, Pfd., 8.25% (Cayman Islands)(c)	173,957	3,759,211
Series C, Pfd., 8.25% (Cayman Islands)(c)	172,921	3,975,454
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	321,918	6,589,661
Pfd., 6.88% (Bermuda)(b)	216,554	5,201,627
Pfd., 7.38% (Bermuda)(b)	318,417	7,979,530
Pfd., 8.00% (Bermuda)(b)	246,810	6,207,272
WESCO International, Inc., Series A, Pfd., 10.63%(c)	936,360	25,656,264
		75,559,940
Wireless Telecommunication Services-1.58%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	1,236,763	20,752,883
Series UU, Pfd., 6.63%(b)	678,542	12,756,589
United States Cellular Corp.
Pfd., 5.50%(b)	900,496	14,840,174
Pfd., 5.50%(b)	894,445	14,624,176
Pfd., 6.25%(b)	850,246	15,465,975
		78,439,797
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $6,123,774,627)		4,946,812,787
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.82%
Invesco Private Government Fund, 3.83%(e)(f)(g)	53,808,874	53,808,874
Invesco Private Prime Fund, 4.15%(e)(f)(g)	135,728,499	135,755,640
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $189,541,822)		189,564,514
TOTAL INVESTMENTS IN SECURITIES-103.42% (Cost $6,313,316,449)		5,136,377,301
OTHER ASSETS LESS LIABILITIES-(3.42)%		(169,703,303)
NET ASSETS-100.00%		$4,966,673,998

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$119,655,513	$(119,655,513)	$-	$-	$-	$130,630
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	52,439,543	75,643,189	(74,273,858)	-	-	53,808,874	385,843*
Invesco Private Prime Fund	130,153,077	159,990,501	(154,400,436)	12,626	(128)	135,755,640	1,042,513*
Total	$182,592,620	$355,289,203	$(348,329,807)	$12,626	$(128)	$189,564,514	$1,558,986

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.74%
Alabama-0.66%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,500	$5,240,309
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	5,000	3,247,259
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	724,426
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	1,000	718,251
				9,930,245
Alaska-0.01%
Alaska (State of) Municipal Bond Bank Authority, Series 2021 2, Ref. RB	3.03%	12/01/2041	150	113,940
Arizona-1.62%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,209,033
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	3,805,387
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	3,000	1,948,774
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	905	622,557
Scottsdale (City of), AZ, Series 2020, Ref. GO Bonds	0.61%	07/01/2025	1,565	1,407,927
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	5,000	4,231,480
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,138,864
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,275	1,322,116
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.46%	07/01/2024	500	466,046
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	750	681,512
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	1,000	864,949
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	500	414,863
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	2,000	1,396,319
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	2,767,580
				24,277,407
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	111,893
California-26.43%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGM)(a)	5.40%	10/01/2046	2,500	2,444,065
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,105,885
Bay Area Toll Authority, Series 2010 S-1, RB	6.79%	04/01/2030	1,880	1,989,438
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,605	4,544,380
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	3,025	3,798,526
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	16,460	20,299,527
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	18,860	24,285,426
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,160	17,494,442
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,505	10,559,222
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,500	5,779,230
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,500	9,796,925
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	9,850	9,644,244
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,410	1,002,348
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,325	3,685,909
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	851,135
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	833,729
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	814,137
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	794,210
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	730,999
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	1,000	1,115,380
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	4,865	3,452,812
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	800	941,746
California (State of) Statewide Communities Development Authority (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,311,708
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,622,235
California State University, Series 2010 B, RB	6.48%	11/01/2041	900	1,006,097
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	3,000	2,075,908
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	5,000	3,569,351
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	5,000	3,374,450
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	$3,000	$2,337,832
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	632,097
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	742,747
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	545,792
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	369,526
East Bay Municipal Utility District Wastewater System Revenue, Series 2010, RB	5.03%	06/01/2032	1,000	1,018,679
East Bay Municipal Utility District Water System Revenue, Series 2010, RB	5.87%	06/01/2040	3,000	3,349,996
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,500	1,094,733
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	2,000	2,164,000
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	1,000	825,555
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	9,480	7,473,048
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	12,500	9,672,598
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	4,000	2,882,726
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.62%	06/15/2024	1,500	1,403,179
Huntington Beach (City of), CA, Series 2021, Ref. RB	1.07%	06/15/2025	2,000	1,815,173
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	4,548,836
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	1,030	1,081,195
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,146,261
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,225,469
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,170	1,296,223
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	2,410,799
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	504,655
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	2,471,007
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,715	2,051,244
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	7,137,817
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	3,516,107
Los Angeles Community College District, Series 2020, Ref. GO Bonds	0.77%	08/01/2025	11,500	10,365,767
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	5,000	4,039,961
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	3,500	2,632,954
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	500	522,809
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	5,089,632
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,812,663
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.42%	11/01/2023	1,000	958,606
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.68%	11/01/2024	1,000	922,081
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	890,289
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	3,000	3,345,510
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,182,666
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	515	488,598
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	551,169
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	538,408
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	765,190
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	700	602,814
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	841,408
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	410,477
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	301,317
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	670,617
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	8,040	5,529,744
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	3.27%	08/01/2051	5,000	3,401,453
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,608,619
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	2,579,483
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,131,733
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,500	4,825,179
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.60%	08/01/2040	850	605,283
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	445	472,961
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	5,028,946
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	5,000	3,227,607
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	5,000	4,960,113
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	563,689
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,685,916
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	726,982
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.79%	08/01/2045	$1,000	$700,516
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	1,000	671,730
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,793,663
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.59%	05/01/2024	2,000	1,891,318
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	1,827,732
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	899,243
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	671,020
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	3,406,501
San Francisco (City & County of), CA (Clean & Safe Neighborhood Parks), Series 2010 D, GO Bonds	6.26%	06/15/2030	3,850	4,337,189
San Francisco (City & County of), CA (San Francisco General Hospital), Series 2010 C, GO Bonds	6.26%	06/15/2030	1,500	1,636,337
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	2,000	1,341,037
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	500	341,200
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	2,409,749
San Francisco (City of), CA Public Utilities Commission, Series 2010 E, RB	5.70%	11/01/2027	3,000	3,150,294
San Francisco (City of), CA Public Utilities Commission, Series 2010 E, RB	6.00%	11/01/2040	2,480	2,671,321
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	5,540,859
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,095,198
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	4,000	3,527,041
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	856,906
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,850	2,932,751
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	1,913,283
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	4,886,974
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	2,500	1,837,237
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,500	1,061,884
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	1,025	1,067,961
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,641,191
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	884,204
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.80%	08/01/2044	1,700	1,166,749
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	2,000	2,134,331
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,752,326
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,577	1,342,959
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,217,581
University of California, Series 2019 BD, RB	3.35%	07/01/2029	15,000	13,868,284
University of California, Series 2020 BG, RB	0.88%	05/15/2025	7,000	6,398,310
University of California, Series 2020 BG, RB	1.32%	05/15/2027	16,110	14,004,333
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	5,964,482
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	875,267
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	856,596
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	1,000	830,072
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	1,000	818,462
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	804,550
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	787,960
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	769,062
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	755,089
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	1,000	743,518
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	1,000	733,093
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	1,000	724,701
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	1,960	1,315,628
University of California, Series 2022 BL, RB	4.50%	05/15/2052	1,000	832,401
				395,611,495
Colorado-1.62%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	1,925	1,295,593
Board of Governors of Colorado State University System, Series 2010 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.96%	03/01/2033	1,000	1,057,572
Colorado (State of) Bridge Enterprise (Central 70), Series 2021 B, RB	0.92%	12/31/2023	7,500	7,143,093
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	985,590
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	1,215	1,287,467
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	1,000	918,546
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	$2,000	$1,604,296
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,188,860
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	500	524,980
Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	4,550,379
Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	3,000	3,624,377
				24,180,753
Connecticut-1.14%
Connecticut (State of), Series 2021 A, GO Bonds	0.51%	06/01/2024	500	470,842
Connecticut (State of), Series 2021 A, GO Bonds	0.92%	06/01/2025	250	228,606
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	354,257
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	350	304,739
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	450	383,371
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	370,456
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	532,915
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	682,154
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,660	1,741,583
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	1,000	722,994
New Britain (City of), CT, Series 2018, Ref. GO Bonds(b)(c)	4.35%	03/01/2028	20	19,834
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,815	4,374,137
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	2,979,510
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,124,229
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,645	1,813,229
				17,102,856
Delaware-0.31%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,770	4,672,373
District of Columbia-0.51%
District of Columbia, Series 2010 F, RB	4.91%	12/01/2023	4,500	4,511,131
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009 D, RB	7.46%	10/01/2046	2,480	3,121,995
				7,633,126
Florida-2.43%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	1,876,838
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	4,337,389
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	1,000	829,859
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	0.75%	01/01/2024	1,000	957,126
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,365,400
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	500	544,588
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,250	1,369,967
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,500	2,699,755
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	1,000	925,794
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,600	3,283,818
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,431,461
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,357,155
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	1,691,640
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	392,809
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	500	386,913
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	381,146
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	726,327
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	500	357,548
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,500	2,571,934
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,000	722,800
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,500	1,738,688
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	2,000	1,632,788
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	1,000	808,047
				36,389,790
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-1.69%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	$1,000	$767,393
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	5,000	3,660,353
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	4,000	2,667,470
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	1,000	1,000,264
Georgia (State of) Municipal Electric Authority, Series 2010, RB	7.06%	04/01/2057	7,556	7,573,262
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	4,421	4,720,139
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	5,000	4,880,139
				25,269,020
Hawaii-1.32%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	1,000	1,047,674
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,250	1,073,034
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	1,875,774
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,000	878,512
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	5,000	4,465,116
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	3,787,772
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	751,299
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	1,000	662,965
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	1,808,550
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.55%	07/01/2024	100	93,871
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	393,496
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	771,815
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	2,000	2,153,168
				19,763,046
Idaho-0.04%
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	595	633,041
Illinois-5.80%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,131,290
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,445,959
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	8,280	7,948,450
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	2,000	1,893,833
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,834,815
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,170	2,313,992
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,750	6,552,499
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	5,000	4,448,174
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	4,580	4,059,574
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.37%	01/01/2025	5,970	5,551,332
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.70%	01/01/2026	4,865	4,411,374
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	3,000	2,509,603
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,643,676
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,620,009
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	10,000	8,447,120
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	2,505,306
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	1,000	965,057
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,300	9,652,922
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,903,732
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	1,000	781,602
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,000	2,734,094
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	190	205,525
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	1,000	826,612
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,082,526
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,515,601
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	1,000	774,802
				86,759,479
Indiana-0.44%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana Obligated Group), Series 2022, RB	4.31%	03/01/2052	2,000	1,603,028
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Green Bonds), Series 2021, RB	3.05%	01/01/2051	$500	$369,716
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	1,000	1,034,373
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	3,500	3,618,693
				6,625,810
Iowa-0.08%
Iowa Student Loan Liquidity Corp., Series 2022 A, RB	5.08%	12/01/2039	1,300	1,202,797
Kansas-0.23%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,560	1,523,032
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,000	949,204
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,022,135
				3,494,371
Kentucky-0.24%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	853,050
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,254,681
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	2,000	1,204,356
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	200	205,321
				3,517,408
Louisiana-1.21%
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,465,019
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	3,000	2,108,922
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	2,336,046
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,500	1,072,633
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	671,631
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	3,225	2,035,270
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	1,000	588,366
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	5,000	4,054,965
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	1,000	708,212
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	964,036
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,022,443
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	870	566,109
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	850	546,679
				18,140,331
Maine-0.05%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	1,000	686,937
Maryland-1.42%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,050,167
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	898,346
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	933,482
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,500	1,347,519
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	660,692
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	844,319
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	499,082
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	723,439
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	901,255
Baltimore (County of), MD, Series 2010 C, GO Bonds	4.45%	11/01/2026	5,000	5,010,922
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.36%	08/01/2023	500	484,995
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.53%	08/01/2024	500	465,031
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	500	449,353
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	619,431
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	$1,000	$847,219
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	820,443
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	808,141
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	500	391,609
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	927,694
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,200	1,252,721
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,500	1,292,924
				21,228,784
Massachusetts-2.97%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,290,727
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,765	7,778,448
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	2,000	1,961,330
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,787,126
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	866,738
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,516,832
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,048,922
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	2,000	1,511,962
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	2,000	1,455,564
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,131,075
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,099,618
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	1,010	1,017,391
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	5,000	5,184,268
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	1,500	1,518,310
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	761,087
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	1,000	1,008,845
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	866,284
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	343,904
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	450	464,908
Massachusetts (Commonwelath of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	1,000	713,541
Massachusetts (Commonwelath of) Water Resources Authority (Green Bonds), Series 2019 F, Ref. RB	3.10%	08/01/2039	1,000	778,061
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,500	1,489,764
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	2,793,790
				44,388,495
Michigan-1.81%
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	1,800	1,348,780
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	3,000	2,398,819
Michigan (State of) Building Authority, Series 2020 II, Ref. RB	2.71%	10/15/2040	4,000	2,912,465
Michigan (State of) Finance Authority, Series 2018 D, RB	5.02%	11/01/2043	1,824	1,672,402
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.54%	09/01/2023	1,000	966,668
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.80%	09/01/2024	500	464,036
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.12%	09/01/2025	250	224,353
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	434,814
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	424,261
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.68%	09/01/2028	1,000	826,934
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	405,906
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	1,000	796,938
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	2,000	1,444,445
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	257,142
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	844,311
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	4,000	3,163,568
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	1,000	823,570
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	5,000	4,305,187
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	$1,233	$975,170
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	3,500	2,446,375
				27,136,144
Minnesota-0.44%
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	5,000	4,384,954
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	3,000	2,233,806
				6,618,760
Mississippi-1.70%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	2,833,233
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,785	2,898,214
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	1,000	1,034,779
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	4,500	3,962,127
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,270,411
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	7,500	5,890,618
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	4,000	3,072,002
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	2,000	1,495,557
				25,456,941
Missouri-1.22%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,687,254
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	3,000	2,765,618
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	5,000	4,001,835
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	1,000	1,000,079
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	1,000	998,845
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	5,000	5,686,227
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	1,000	1,112,254
				18,252,112
Montana-0.13%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	1,500	1,007,323
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,500	941,816
				1,949,139
Nebraska-0.30%
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,785	1,577,605
University of Nebraska Facilities Corp., Series 2019 A, Ref. RB	3.04%	10/01/2049	4,000	2,947,692
				4,525,297
Nevada-0.46%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,500	1,593,537
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	1,822,656
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,534,215
				6,950,408
New Hampshire-0.46%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	910,187
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,930	1,989,136
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	3,000	2,309,138
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,960	1,425,346
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	250	269,357
				6,903,164
New Jersey-3.30%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	425	438,638
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	2,852,362
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	$2,000	$1,503,351
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,062,262
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	8,042,099
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,990	2,017,046
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.13%	06/15/2042	1,000	809,071
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	1,000	1,225,354
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	0.90%	01/01/2025	500	463,504
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,725	6,935,144
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	500	437,343
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	230	196,547
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	250	209,706
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	409,695
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	399,053
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	727,473
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	4,000	3,018,522
Passaic (County of), NJ Improvement Authority (The), Series 2010, RB	6.54%	08/01/2031	1,000	1,001,310
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	560,350
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	500	610,022
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	905	917,824
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	2,659,846
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	6,000	4,107,196
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	3,208,040
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	5,000	5,518,841
				49,330,599
New Mexico-0.12%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	2,000	1,716,392
New York-12.93%
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	332,716
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,015	2,488,000
Metropolitan Transportation Authority, Series 2010 A-2, RB	6.09%	11/15/2040	2,500	2,730,120
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,525	7,079,171
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,800	1,929,870
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	7,742,911
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,021,212
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	1,737,763
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eigh Series 2011, RB	4.93%	10/01/2051	5,485	5,349,971
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,463,647
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,500	1,594,433
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	7,920	8,852,158
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,495	9,101,674
New York (City of), NY, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,910,234
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	1,000	1,015,638
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	5,280,857
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	5,161,070
New York (City of), NY, Series 2021 D, Ref. GO Bonds	1.92%	08/01/2031	2,000	1,581,101
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.02%	08/01/2032	2,000	1,554,612
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.12%	08/01/2033	6,875	5,267,525
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.17%	08/01/2034	4,000	3,007,150
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.22%	08/01/2035	3,000	2,207,090
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.42%	08/01/2036	3,140	2,302,234
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.13%	08/01/2024	9,000	8,628,629
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	8,953,011
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,500	1,551,251
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	2,000	2,134,195
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,605,196
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	$3,000	$2,369,659
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,332,783
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,785	4,221,644
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,575	1,602,017
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	1,000	954,110
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	201,293
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,104,832
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	2,842,674
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,381,556
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	1,861,098
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	2,000	1,569,230
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	5,000	3,716,121
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	0.58%	03/15/2024	500	473,587
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.06%	03/15/2025	500	460,634
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.26%	03/15/2026	2,000	1,793,561
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	0.49%	03/15/2024	1,000	946,078
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	0.89%	03/15/2025	1,000	917,520
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.19%	03/15/2026	1,000	894,522
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,000	877,957
New York (State of) Dormitory Authority, Series 2021 C, RB	1.75%	03/15/2028	1,000	851,568
New York (State of) Dormitory Authority, Series 2021 C, RB	1.95%	03/15/2029	1,000	830,187
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	809,793
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	791,384
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	1,000	778,027
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	1,000	742,698
New York (State of) Dormitory Authority (Barnard College), Series 2022 B, Ref. RB	5.97%	07/01/2042	3,000	2,889,730
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	3.03%	02/15/2033	6,970	5,714,564
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	4,588,448
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	3,396,348
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,400,502
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	4,117,915
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	5,000	3,595,798
New York State Environmental Facilities Corp., Series 2010 B, RB	5.71%	06/15/2030	1,000	1,056,973
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	2,000	2,075,089
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	3,871,685
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	5,000	3,790,321
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	3,000	2,694,364
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	2,000	1,769,888
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	2,750,004
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,280	2,354,408
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	558,911
				193,532,920
North Carolina-0.05%
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	810	695,827
Ohio-2.73%
American Municipal Power, Inc., Series 2009 B, RB	6.45%	02/15/2044	2,000	2,159,529
American Municipal Power, Inc., Series 2010, RB	5.94%	02/15/2047	1,000	1,042,135
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	7,930	10,232,393
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,395	4,104,538
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	2,015	2,166,407
American Municipal Power, Inc. (Prairie State Energy), Series 2009 C, RB	6.05%	02/15/2043	8,005	8,458,540
Cleveland (City of), OH Department of Public Utilities Division of Public Power, Series 2014, Ref. RB(b)(c)	5.50%	11/15/2024	1,000	1,012,902
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	780,044
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	1,000	1,191,816
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.39%	12/01/2030	$1,000	$1,061,948
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.54%	12/01/2036	1,070	1,171,312
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	1,567,828
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	798,800
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2010 B-2, RB	4.88%	12/01/2034	1,000	1,002,146
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	1,000	856,948
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	3,292,798
				40,900,084
Oklahoma-1.18%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	1,000	947,858
Oklahoma (State of) Development Finance Authority, Series 2022, RB	4.62%	06/01/2044	5,000	4,742,710
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,500	3,283,545
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	5,000	4,649,140
Oklahoma (State of) Municipal Power Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.80%	01/01/2041	1,000	754,376
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.80%	01/01/2024	2,000	1,916,410
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,500	1,386,514
				17,680,553
Oregon-1.45%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	10,000	9,320,423
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	2,000	1,555,023
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	2,000	2,080,845
Oregon (State of) Department of Transportation, Series 2010 A, RB	5.83%	11/15/2034	1,000	1,078,361
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,039,980
Oregon (State of) Facilities Authority (Willamette University), Series 2021 B, RB	4.10%	10/01/2041	1,000	785,372
Oregon State University, Series 2019, RB	4.05%	04/01/2052	4,000	3,109,007
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,000	773,566
				21,742,577
Pennsylvania-2.56%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	5,000	3,795,082
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,036,087
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	4,120,949
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	2,000	1,687,900
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	1,000	766,863
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	1,000	720,925
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	2,152,833
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	1,000	669,714
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	682,732
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,500	1,726,404
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	4,060	4,039,851
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	748,333
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	1,000	731,152
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	1,000	1,055,745
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	3,000	2,239,226
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,443	1,587,111
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	5,000	3,873,174
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	0.94%	04/15/2024	750	711,546
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.43%	04/15/2025	500	463,020
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	1,000	1,069,316
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,320,982
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,058,195
				38,257,140
South Carolina-1.14%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	1,000	839,100
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	1,545	1,110,609
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	$5,500	$4,598,296
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	5,050	5,259,957
South Carolina (State of) Public Service Authority, Series 2016 D, RB(b)	2.39%	12/01/2023	1,355	1,324,540
South Carolina Student Loan Corp., Series 2020 A, RB	3.59%	12/01/2039	5,000	3,898,207
				17,030,709
South Dakota-0.05%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	1,000	784,685
Tennessee-0.26%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	250	191,867
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	74,586
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	90,999
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	139,787
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	2,500	1,586,844
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 B, RB	4.05%	07/01/2026	1,000	969,487
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	1,000	769,346
				3,822,916
Texas-10.64%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,585	1,712,378
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	10,012,985
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	1,000	1,001,125
Board of Regents of the University of Texas System, Series 2010 D, RB	5.13%	08/15/2042	1,000	1,038,253
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,002,897
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	1,000	890,609
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	1.94%	11/01/2023	300	292,351
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	2,960,448
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,143,523
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	1,000	700,658
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	0.63%	11/01/2023	1,705	1,641,858
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.01%	11/01/2024	2,000	1,866,655
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	1,000	909,991
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	888,746
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	869,907
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	638,854
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,666,928
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,632,710
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,539,229
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,127,403
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,798,503
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,260,815
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	2,500	2,251,462
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	1,000	679,217
Dallas (City of), TX Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	5,170	5,216,167
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	1,000	991,855
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2025	250	247,680
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	1,000	990,386
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	$250	$246,723
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	1,000	980,347
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	500	486,479
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	829,943
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	813,105
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	198,829
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.19%	08/15/2034	250	191,281
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,780	3,078,896
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	10,000	7,229,204
El Paso (City of), TX, Series 2014, Ref. GO Bonds	5.18%	08/15/2034	1,000	1,005,177
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,135	997,007
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	2,749,272
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,255	1,844,379
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	1,000	873,831
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	876,000
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,781,581
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	3,000	2,754,348
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	2,040,217
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	354,663
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	1,000	743,488
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligation	2.93%	02/01/2046	1,495	1,009,529
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	9,247,937
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,880,759
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	374,296
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	1,000	685,346
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	6,680	7,146,060
Texas (State of), Series 2021 A, Ref. GO Bonds	0.51%	10/01/2023	1,000	968,929
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,020,262
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,486,906
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,267,087
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	3,250	3,353,267
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,790	1,744,795
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,469,883
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,595	1,292,856
Texas (State of), Series 2021 B, Ref. GO Bonds	0.51%	10/01/2023	1,000	968,929
Texas (State of), Series 2021 B, Ref. GO Bonds	0.79%	10/01/2024	1,000	939,517
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,020,262
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,609,960
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,780	2,860,631
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	1,685	1,738,540
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	3,655	3,349,348
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	4,200	3,468,264
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	1,000	810,568
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,250,506
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	782,480
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	2,000	1,400,754
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	2,000	2,018,329
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	12,029,025
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,500	2,106,337
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	$3,000	$2,662,971
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	717,845
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	897,752
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	5,000	3,653,470
				159,281,763
Utah-1.05%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	500	514,109
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	265	264,584
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	1,729	1,700,553
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,815	1,989,738
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	3,525,334
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	4,000	3,444,333
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	5,000	4,219,071
				15,657,722
Virgin Islands-0.43%
Virgin Islands (Government of) Water & Power Authority, Series 2010 C, RB, (INS - AGM)(a)	6.85%	07/01/2035	5,795	6,448,577
Virginia-0.09%
Virginia (Commonwealth of) Transportation Board, Series 2010, RB	4.70%	05/15/2024	1,395	1,391,290
Washington-2.15%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	750	819,787
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	1,973,923
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,500	7,265,048
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,655	1,687,157
Grant (County of), WA Public Utility District No. 2, Series 2010 L, Ref. RB	5.73%	01/01/2030	2,500	2,623,282
Grant (County of), WA Public Utility District No. 2, Series 2010 L, Ref. RB	5.83%	01/01/2040	2,750	2,880,845
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	1,000	859,499
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	4,970,283
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	439,844
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,032,056
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	2,722,732
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	2,000	1,372,926
Washington (State of), Series 2010 B, GO Bonds	5.09%	08/01/2033	2,000	2,044,732
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,545,094
				32,237,208
Wisconsin-0.86%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	3,000	2,698,629
Wisconsin (State of), Series 2019 1, Ref. GO Bonds	2.38%	05/01/2030	160	134,472
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	1.88%	05/01/2025	2,500	2,337,796
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	2,000	1,597,082
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.36%	05/01/2024	1,000	941,221
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.65%	05/01/2025	1,500	1,361,249
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.80%	05/01/2026	1,000	877,913
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	2,000	1,541,223
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	2,000	1,314,570
				12,804,155
Total Municipal Obligations (Cost $1,718,012,698)				1,462,840,479
U.S. Dollar Denominated Bonds & Notes-0.40%
California-0.29%
Pepperdine University, Series 2020	3.30%	12/01/2059	5,000	3,241,685
University of Southern California, Series A	3.23%	10/01/2120	2,000	1,150,096
				4,391,781
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-0.11%
Trustees of Dartmouth College	3.47%	06/01/2046	$2,000	$1,603,494
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,999,900)				5,995,275
			Shares
Money Market Funds-0.93%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $13,832,901)			13,832,901	13,832,901
TOTAL INVESTMENTS IN SECURITIES(f)-99.07% (Cost $1,740,845,499)				1,482,668,655
OTHER ASSETS LESS LIABILITIES-0.93%				13,990,545
NET ASSETS-100.00%				$1,496,659,200

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,365,372	$30,089,536	$(45,622,007)	$-	$-	$13,832,901	$94,819

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp	5.88%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Treasury Collateral ETF (CLTL)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.88%
U.S. Treasury Bills-62.82%(a)
3.22%–4.23%, 01/03/2023	$27,508,000	$27,409,907
2.74%–4.09%, 01/05/2023	27,092,000	26,992,259
3.23%–4.23%, 01/10/2023	9,301,000	9,260,754
2.76%–4.18%, 01/12/2023	10,818,900	10,769,653
3.42%–4.29%, 01/17/2023	9,440,000	9,390,645
2.82%–4.16%, 01/19/2023	28,671,900	28,519,758
3.51%–4.27%, 01/24/2023	9,440,000	9,383,121
0.76%–4.18%, 01/26/2023	19,474,400	19,351,860
4.01%–4.15%, 01/31/2023	16,982,000	16,864,535
3.17%–4.25%, 02/02/2023	17,510,000	17,386,848
4.09%–4.32%, 02/07/2023	16,374,000	16,245,955
3.17%–4.32%, 02/09/2023	19,370,000	19,215,311
4.14%–4.32%, 02/14/2023	16,374,000	16,233,265
3.20%–4.33%, 02/16/2023	25,510,000	25,284,944
4.18%–4.31%, 02/21/2023	16,374,000	16,219,780
2.68%–4.39%, 02/23/2023	33,061,300	32,742,526
4.22%–4.33%, 02/28/2023	16,374,000	16,204,975
3.30%–4.36%, 03/02/2023	25,510,000	25,235,461
4.24%, 03/07/2023	10,000,000	9,886,797
3.75%–4.37%, 03/09/2023	9,915,000	9,800,572
3.72%–4.40%, 03/16/2023	9,915,000	9,792,457
2.71%–4.42%, 03/23/2023	17,952,100	17,716,618
4.39%, 03/28/2023	20,000,000	19,717,250
3.86%–4.34%, 03/30/2023	9,915,000	9,777,900
4.29%–4.43%, 04/06/2023	16,374,000	16,135,642
4.40%–4.49%, 04/13/2023	15,352,000	15,109,156
2.77%–4.60%, 04/20/2023	35,475,300	34,874,797
4.49%–4.60%, 04/27/2023	15,352,000	15,074,884
4.48%, 05/11/2023	15,000,000	14,699,785
2.79%–4.65%, 05/18/2023	8,695,700	8,513,922
4.56%, 06/01/2023	20,000,000	19,542,287
2.80%–4.55%, 06/15/2023	8,697,500	8,491,384
2.91%–4.59%, 07/13/2023	16,052,200	15,614,358
3.42%–4.59%, 08/10/2023	11,736,000	11,375,421
3.98%–4.59%, 09/07/2023	8,027,000	7,751,182
4.58%–4.69%, 10/05/2023	16,374,000	15,748,924
4.54%, 11/02/2023	10,000,000	9,580,887
4.57%, 11/30/2023	16,000,000	15,261,080
		627,176,860
	Principal Amount	Value
U.S. Treasury Notes-37.06%
1.50%, 01/15/2023	$6,127,600	$6,107,818
0.13% - 2.38%, 01/31/2023	34,519,700	34,349,079
1.38% - 2.00%, 02/15/2023	20,383,300	20,277,140
0.13% - 2.63%, 02/28/2023	23,908,900	23,711,332
0.50%, 03/15/2023	7,933,700	7,843,540
0.13% - 2.50%, 03/31/2023	25,118,200	24,832,599
0.25%, 04/15/2023	8,218,700	8,088,825
0.13% - 2.75%, 04/30/2023	23,806,400	23,465,390
0.13% - 1.75%, 05/15/2023	19,340,200	19,026,530
0.13% - 2.75%, 05/31/2023	23,033,800	22,634,764
0.25%, 06/15/2023	8,333,500	8,139,049
0.13% - 2.63%, 06/30/2023	27,145,600	26,557,119
0.13%, 07/15/2023	9,281,600	9,021,192
0.13% - 2.75%, 07/31/2023	26,875,500	26,217,946
0.13% - 2.50%, 08/15/2023	19,880,000	19,415,996
0.13% - 2.75%, 08/31/2023	19,653,000	19,077,558
0.13%, 09/15/2023	8,299,000	8,001,711
0.25% - 2.88%, 09/30/2023	20,471,000	19,856,232
0.38%, 10/31/2023	15,000,000	14,414,120
0.25% - 2.75%, 11/15/2023	20,000,000	19,391,527
0.50%, 11/30/2023	10,000,000	9,587,576
		370,017,043
Total U.S. Treasury Securities (Cost $999,911,519)		997,193,903
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(b)(c) (Cost $49,801)	49,801	49,801
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $999,961,320)		997,243,704
OTHER ASSETS LESS LIABILITIES-0.11%		1,117,439
NET ASSETS-100.00%		$998,361,143
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$112,449	$23,902,427	$(23,965,075)	$-	$-	$49,801	$3,647

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-71.53%
Automobiles-0.78%
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(d)	$8,135,000	$6,912,879
Series B, 6.50%(b)(c)(d)	4,065,000	3,535,009
Series C, 5.70%(c)(d)	4,098,000	3,560,137
		14,008,025
Banks-32.85%
BAC Capital Trust XIV, Series G, 4.00% (3 mo. USD LIBOR + 0.40%)(d)(e)	4,000,000	3,022,493
Bank of America Corp.
Series AA, 6.10%(c)(d)	15,505,000	15,130,012
Series DD, 6.30%(b)(c)(d)	8,170,000	8,137,320
Series FF, 5.88%(c)(d)	19,141,000	17,107,269
Series JJ, 5.13%(c)(d)	8,125,000	7,682,397
Series MM, 4.30%(c)(d)	8,975,000	7,736,923
Series RR, 4.38%(c)(d)	14,250,000	12,219,375
Series TT, 6.13%(b)(c)(d)	16,280,000	15,791,600
Series U, 5.20%(b)(c)(d)	8,141,000	7,932,385
Series X, 6.25%(c)(d)	16,315,000	15,784,762
Bank of Montreal (Canada), 4.80%(c)(d)	4,100,000	3,564,761
Bank of Nova Scotia (The) (Canada)
4.90%(c)(d)	10,200,000	9,741,000
6.57% (3 mo. USD LIBOR + 2.65%)(b)(d)(e)	10,250,000	9,532,500
Citigroup, Inc.
3.88%(c)(d)	18,830,000	15,758,356
5.90%(c)(d)	6,100,000	6,039,667
Series A, 5.95%(c)(d)	12,210,000	12,118,425
Series D, 5.35%(b)(c)(d)	10,208,000	9,952,800
Series M, 6.30%(c)(d)	14,360,000	13,480,450
Series P, 5.95%(b)(c)(d)	16,262,000	15,181,298
Series V, 4.70%(c)(d)	12,300,000	10,398,051
Series Y, 4.15%(c)(d)	8,220,000	6,658,200
Citizens Financial Group, Inc., Series F, 5.65%(c)(d)	3,330,000	3,213,502
CoBank, ACB
Series J, 4.25%(c)(d)	3,400,000	2,905,945
Series K, 6.45%(c)(d)	3,300,000	3,258,750
Comerica, Inc., 5.63%(c)(d)	3,257,000	3,169,387
Fifth Third Bancorp
Series H, 5.10%(c)(d)	4,875,000	4,524,966
Series L, 4.50%(c)(d)	2,890,000	2,712,699
Huntington Bancshares, Inc.
Series E, 5.70%(c)(d)	4,129,000	3,829,648
Series F, 5.63%(c)(d)	4,105,000	3,733,292
Series G, 4.45%(b)(c)(d)	4,135,000	3,670,046
JPMorgan Chase & Co.
Series CC, 7.02% (3 mo. USD LIBOR + 2.58%)(b)(d)(e)	10,225,000	10,043,185
Series FF, 5.00%(c)(d)	18,306,000	16,952,912
Series HH, 4.60%(c)(d)	24,450,000	21,760,500
Series II, 4.00%(c)(d)	12,217,000	10,180,793
Series KK, 3.65%(c)(d)	16,300,000	13,732,750
Series Q, 5.15%(b)(c)(d)	12,220,000	12,020,203
Series R, 6.00%(b)(c)(d)	12,215,000	12,123,387
Series S, 6.75%(c)(d)	16,280,000	16,152,379
Series U, 6.13%(b)(c)(d)	8,153,000	7,985,671
Series W, 5.61% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	3,694,000	2,826,578
Series X, 6.10%(c)(d)	13,034,000	12,651,126
KeyCorp, Series D, 5.00%(c)(d)	4,265,000	3,741,223
	Principal Amount	Value
Banks-(continued)
M&T Bank Corp.
3.50%(c)(d)	$4,050,000	$3,109,995
Series E, 6.45%(c)(d)	2,817,000	2,773,125
Series F, 5.13%(c)(d)	4,116,000	3,601,500
Series G, 5.00%(b)(c)(d)	3,275,000	3,043,387
PNC Financial Services Group, Inc. (The)
Series O, 8.12% (3 mo. USD LIBOR + 3.68%)(d)(e)	8,145,000	8,145,174
Series R, 4.85%(c)(d)	4,095,000	3,869,964
Series S, 5.00%(c)(d)	4,350,000	3,781,829
Series T, 3.40%(c)(d)	12,230,000	9,441,600
Series U, 6.00%(b)(c)(d)	8,150,000	7,681,375
Series V, 6.20%(b)(c)(d)	10,175,000	9,844,313
Regions Financial Corp., Series D, 5.75%(b)(c)(d)	2,831,000	2,751,255
SVB Financial Group
4.10%(c)(d)	6,150,000	3,532,597
Series C, 4.00%(c)(d)	8,150,000	5,343,548
Series D, 4.25%(c)(d)	8,150,000	5,378,796
Series E, 4.70%(c)(d)	4,947,000	3,237,812
Truist Financial Corp.
Series A, 5.32% (3 mo. USD LIBOR + 0.67%), 05/15/2027(e)	2,827,000	2,600,649
Series L, 6.40% (3 mo. USD LIBOR + 3.10%)(b)(d)(e)	6,125,000	5,971,875
Series M, 5.13%(b)(c)(d)	4,080,000	3,366,000
Series N, 4.80%(c)(d)	13,850,000	12,606,824
Series P, 4.95%(c)(d)	8,200,000	7,933,500
Series Q, 5.10%(c)(d)	8,166,000	7,357,566
U.S. Bancorp
3.70%(c)(d)	12,300,000	9,842,706
Series J, 5.30%(c)(d)	8,180,000	7,011,078
United Overseas Bank Ltd. (Singapore), 3.88%(c)(d)(f)	5,400,000	5,226,606
USB Capital IX, 5.10% (3 mo. USD LIBOR + 1.02%)(d)(e)	5,530,000	4,489,680
Wells Fargo & Co.
Series BB, 3.90%(c)(d)	28,285,000	24,660,984
Series S, 5.90%(c)(d)	16,073,000	14,787,160
Series U, 5.88%(c)(d)	16,061,000	15,762,265
		591,312,149
Capital Markets-6.94%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(c)(d)	4,045,000	3,786,120
Series F, 4.63%(c)(d)	8,286,000	7,181,211
Series H, 3.70%(c)(d)	4,745,000	4,248,374
Series I, 3.75%(c)(d)	10,600,000	8,460,178
Charles Schwab Corp. (The)
5.00%(c)(d)	6,100,000	5,492,609
Series E, 8.08% (3 mo. USD LIBOR + 3.32%)(b)(d)(e)	4,910,000	4,910,000
Series F, 5.00%(c)(d)	4,090,000	3,302,751
Series G, 5.38%(c)(d)	20,375,000	20,128,463
Series I, 4.00%(c)(d)	18,336,000	15,608,520
Goldman Sachs Capital II, 5.53% (3 mo. USD LIBOR + 0.77%)(b)(d)(e)	6,284,000	4,791,550
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(c)(d)	$5,280,000	$5,068,800
Series Q, 5.50%(b)(c)(d)	4,084,000	3,950,640
Series R, 4.95%(b)(c)(d)	4,900,000	4,444,997
Series S, 4.40%(b)(c)(d)	2,900,000	2,425,410
Series T, 3.80%(c)(d)	5,500,000	4,357,574
Series U, 3.65%(b)(c)(d)	6,100,000	4,759,711
Series V, 4.13%(c)(d)	6,100,000	4,979,125
Mellon Capital IV, Series 1, 4.09% (3 mo. USD LIBOR + 0.57%)(b)(d)(e)	4,105,000	3,228,943
Morgan Stanley, Series M, 5.88%(b)(c)(d)	3,318,000	3,234,331
Northern Trust Corp., Series D, 4.60%(c)(d)	4,145,000	3,642,760
State Street Corp.
4.29% (3 mo. USD LIBOR + 1.00%), 06/15/2047(e)	4,123,000	3,099,748
Series H, 5.63%(b)(c)(d)	4,140,000	3,870,900
		124,972,715
Consumer Finance-2.11%
Ally Financial, Inc.
Series B, 4.70%(c)(d)	11,040,000	8,031,600
Series C, 4.70%(c)(d)	8,170,000	5,461,435
American Express Co., 3.55%(c)(d)	13,081,000	10,432,098
Capital One Financial Corp., Series M, 3.95%(b)(c)(d)	8,192,000	6,328,320
Discover Financial Services
Series C, 5.50%(c)(d)	4,680,000	3,691,350
Series D, 6.13%(c)(d)	4,045,000	3,960,055
		37,904,858
Diversified Financial Services-0.49%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043(c)	3,314,000	3,056,686
5.25%, 04/20/2046(c)	2,878,000	2,586,106
Voya Financial, Inc., 5.65%, 05/15/2053(c)	3,250,000	3,179,719
		8,822,511
Electric Utilities-4.19%
American Electric Power Co., Inc., 3.88%, 02/15/2062(c)	6,200,000	4,803,240
Duke Energy Corp.
3.25%, 01/15/2082(c)	4,100,000	2,907,701
4.88%(c)(d)	8,165,000	7,368,912
Edison International
Series A, 5.38%(c)(d)	10,175,000	8,668,998
Series B, 5.00%(c)(d)	6,100,000	5,045,243
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(c)	9,882,000	9,387,900
NextEra Energy Capital Holdings, Inc.
4.80%, 12/01/2077(c)	4,495,000	3,596,420
5.65%, 05/01/2079(c)	4,050,000	3,565,646
3.80%, 03/15/2082(c)	4,905,000	3,847,727
PPL Capital Funding, Inc., Series A, 6.34% (3 mo. USD LIBOR + 2.67%), 03/30/2067(e)	3,902,000	3,345,965
Southern California Edison Co., Series E, 8.64% (3 mo. USD LIBOR + 4.20%)(d)(e)	2,900,000	2,853,649
	Principal Amount	Value
Electric Utilities-(continued)
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(c)	$8,150,000	$6,557,898
Series B, 4.00%, 01/15/2051(c)	10,194,000	9,012,385
Series B, 6.92% (3 mo. USD LIBOR + 3.63%), 03/15/2057(e)	4,446,000	4,423,770
		75,385,454
Industrial Conglomerates-2.47%
General Electric Co., Series D, 6.62% (3 mo. USD LIBOR + 3.33%)(d)(e)	45,564,000	44,367,945
Insurance-6.43%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(c)	6,490,000	5,769,345
Allstate Corp. (The)
6.50%, 05/15/2057(c)	4,100,000	3,944,562
Series B, 5.75%, 08/15/2053(c)	6,619,000	6,107,682
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(c)	6,154,000	5,793,991
Assurant, Inc., 7.00%, 03/27/2048(c)	3,300,000	3,157,770
Lincoln National Corp.
7.01% (3 mo. USD LIBOR + 2.36%), 05/17/2066(e)	4,640,000	3,532,200
6.28% (3 mo. USD LIBOR + 2.04%), 04/20/2067(e)	3,510,000	2,494,848
Series C, 9.25%(c)(d)	4,460,000	4,694,150
Markel Corp., 6.00%(b)(c)(d)	4,900,000	4,757,438
MetLife, Inc., Series D, 5.88%(c)(d)	4,090,000	3,798,679
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,308,000	3,157,180
PartnerRe Finance B LLC, 4.50%, 10/01/2050(c)	4,095,000	3,406,405
Principal Financial Group, Inc., 7.65% (3 mo. USD LIBOR + 3.04%), 05/15/2055(e)	3,268,000	3,171,431
Progressive Corp. (The), Series B, 5.38%(c)(d)	4,090,000	3,854,825
Prudential Financial, Inc.
5.63%, 06/15/2043(c)	12,289,000	12,206,971
5.20%, 03/15/2044(c)	4,110,000	3,873,157
5.38%, 05/15/2045(c)	8,147,000	7,654,595
4.50%, 09/15/2047(b)(c)	6,125,000	5,365,500
5.70%, 09/15/2048(c)	8,187,000	7,618,331
3.70%, 10/01/2050(c)	6,525,000	5,265,545
5.13%, 03/01/2052(c)	8,150,000	6,983,535
6.00%, 09/01/2052(c)	9,800,000	9,052,712
		115,660,852
Machinery-0.29%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(c)	6,140,000	5,259,493
Media-0.63%
Paramount Global
6.25%, 02/28/2057(c)	5,376,000	4,502,400
6.38%, 03/30/2062(c)	8,150,000	6,751,568
		11,253,968
Multi-Utilities-2.59%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	6,118,000	5,028,262
CMS Energy Corp.
4.75%, 06/01/2050(c)	4,075,000	3,400,705
3.75%, 12/01/2050(c)	3,250,000	2,413,125

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(c)	$5,601,000	$5,219,886
Series B, 4.65%(c)(d)	6,615,000	5,705,875
Series C, 4.35%(c)(d)	6,145,000	5,177,163
NiSource, Inc., 5.65%(c)(d)	3,300,000	3,085,500
Sempra Energy
4.13%, 04/01/2052(c)	8,200,000	6,390,624
4.88%(c)(d)	7,400,000	6,882,000
WEC Energy Group, Inc., 6.72% (3 mo. USD LIBOR + 2.11%), 05/15/2067(e)	4,133,000	3,399,644
		46,702,784
Oil, Gas & Consumable Fuels-9.70%
BP Capital Markets PLC (United Kingdom)
4.38%(c)(d)	20,444,000	19,498,465
4.88%(c)(d)	20,475,000	18,076,866
DCP Midstream L.P., Series A, 7.38%(c)(d)	4,100,000	4,111,070
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(c)	8,240,000	7,232,201
6.25%, 03/01/2078(c)	6,913,000	6,275,779
7.38%, 01/15/2083(c)	4,065,000	3,947,045
7.63%, 01/15/2083(c)	4,955,000	4,852,067
Series 16-A, 6.00%, 01/15/2077(c)	6,100,000	5,584,792
Series 20-A, Conv., 5.75%, 07/15/2080(c)	8,162,000	7,278,222
Energy Transfer L.P.
7.46% (3 mo. USD LIBOR + 3.02%), 11/01/2066(e)	4,436,000	3,335,872
Series A, 6.25%(c)(d)	7,728,000	6,578,917
Series B, 6.63%(c)(d)	4,500,000	3,290,625
Series F, 6.75%(c)(d)	4,100,000	3,583,195
Series G, 7.13%(c)(d)	8,975,000	7,561,437
Series H, 6.50%(c)(d)	7,350,000	6,344,373
EnLink Midstream Partners L.P., Series C, 6.00%(c)(d)	3,200,000	2,643,776
Enterprise Products Operating LLC
5.38%, 02/15/2078(c)	5,701,000	4,318,954
Series D, 7.63% (3 mo. USD LIBOR + 2.99%), 08/16/2077(e)	2,891,000	2,655,248
Series E, 5.25%, 08/16/2077(c)	8,189,000	6,652,366
Plains All American Pipeline L.P., Series B, 8.72% (3 mo. USD LIBOR + 4.11%)(d)(e)	6,578,000	5,772,195
TransCanada PipeLines Ltd. (Canada), 6.82% (3 mo. USD LIBOR + 2.21%), 05/15/2067(b)(e)	8,158,000	6,436,091
Transcanada Trust (Canada)
5.63%, 05/20/2075(c)	6,121,000	5,740,378
5.30%, 03/15/2077(c)	12,230,000	10,299,343
5.50%, 09/15/2079(c)	8,975,000	7,684,844
5.60%, 03/07/2082(c)	6,550,000	5,586,476
Series 16-A, 5.88%, 08/15/2076(c)	9,806,000	9,228,569
		174,569,166
Trading Companies & Distributors-0.31%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(b)(c)	6,040,000	5,606,569
	Principal Amount	Value
Wireless Telecommunication Services-1.75%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(c)	$16,420,000	$16,378,622
3.25%, 06/04/2081(c)	4,100,000	3,420,630
4.13%, 06/04/2081(c)	8,165,000	6,159,594
5.13%, 06/04/2081(c)	7,750,000	5,543,110
		31,501,956
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,460,003,650)		1,287,328,445
	Shares
Preferred Stocks-27.38%
Banks-9.16%
Bank of America Corp.
Series E, Pfd., 4.96% (3 mo. USD LIBOR + 0.35%)(b)(e)	103,127	2,068,728
Series 5, Pfd., 5.22% (3 mo. USD LIBOR + 0.50%)(b)(e)	137,085	2,797,905
Series 2, Pfd., 5.39% (3 mo. USD LIBOR + 0.65%)(e)	97,282	1,844,467
Series 4, Pfd., 5.49% (3 mo. USD LIBOR + 0.75%)(b)(e)	68,362	1,342,630
Series K, Pfd., 6.45%(c)	341,338	8,601,718
Series Z, Pfd., 6.50%(b)(c)	11,437,000	11,310,378
Citigroup, Inc.
Series W, Pfd., 4.00%(c)	12,250,000	10,644,716
Series U, Pfd., 5.00%(c)	12,207,000	11,016,817
Series T, Pfd., 6.25%(c)	12,214,000	11,850,023
Series K, Pfd., 6.88%(c)	485,814	12,159,924
Series J, Pfd., 7.13%(c)	309,224	7,835,736
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(c)	97,575	2,461,817
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(c)	37,807	817,765
F.N.B. Corp., Pfd., 7.25%(c)	36,085	904,290
Fifth Third Bancorp, Series I, Pfd., 6.63%(c)	146,410	3,756,881
First Horizon Corp., Series D, Pfd., 6.10%(c)	32,654	783,043
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(b)(c)	37,396	991,742
KeyCorp
Series E, Pfd., 6.13%(c)	162,625	4,037,979
Pfd., 6.20%(c)	195,134	4,841,275
M&T Bank Corp., Series H, Pfd., 5.63%(c)	81,296	1,860,865
Midland States Bancorp, Inc., Pfd., 7.75%(b)(c)	39,510	1,005,530
PacWest Bancorp, Series A, Pfd., 7.75%(c)	166,950	4,283,937
Regions Financial Corp.
Series C, Pfd., 5.70%(c)	162,625	3,763,142
Series B, Pfd., 6.38%(b)(c)	162,625	4,208,735
Synovus Financial Corp.
Series E, Pfd., 5.88%(c)	113,855	2,743,905
Series D, Pfd., 6.30%(b)(c)	64,891	1,570,362
Truist Financial Corp., Series I, Pfd., 5.25% (3 mo. USD LIBOR + 0.53%)(e)	55,966	1,035,931
U.S. Bancorp
Series B, Pfd., 4.68% (3 mo. USD LIBOR + 0.60%)(b)(e)	325,271	6,329,774
Series A, Pfd., 5.10% (3 mo. USD LIBOR + 1.02%)(e)	10,254	8,704,621
Valley National Bancorp
Series A, Pfd., 6.25%(c)	37,863	919,314
Series B, Pfd., 7.25% (3 mo. USD LIBOR + 3.58%)(e)	33,357	853,272

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series Q, Pfd., 5.85%(b)(c)	554,856	$12,883,756
Series R, Pfd., 6.63%(c)	270,188	6,873,583
WesBanco, Inc., Series A, Pfd., 6.75%(b)(c)	48,913	1,228,205
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	97,576	2,088,126
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	40,691	994,488
Series E, Pfd., 6.88%(c)	93,531	2,356,981
Zions Bancorporation N.A., Series G, Pfd., 6.30%(b)(c)	45,046	1,127,051
		164,899,412
Capital Markets-6.17%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(c)	8,165,000	7,850,648
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(c)	20,395,000	15,984,581
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 5.26% (3 mo. USD LIBOR + 0.67%)(b)(e)	439,109	8,474,804
Series A, Pfd., 5.34% (3 mo. USD LIBOR + 0.75%)(b)(e)	243,933	4,707,907
Series C, Pfd., 5.47% (3 mo. USD LIBOR + 0.75%)(e)	65,979	1,283,951
Series J, Pfd., 5.50%(c)	325,271	8,008,172
Series K, Pfd., 6.38%(c)	227,723	5,788,719
Series P, Pfd., 7.47% (3 mo. USD LIBOR + 2.87%)(e)	12,235,000	11,898,537
Morgan Stanley
Series A, Pfd., 4.78% (3 mo. USD LIBOR + 0.70%)(e)	357,821	7,149,264
Series K, Pfd., 5.85%(c)	325,266	7,744,583
Series I, Pfd., 6.38%(c)	325,271	8,112,259
Series F, Pfd., 6.88%(c)	276,493	7,014,627
Series E, Pfd., 7.13%(c)	280,606	7,166,677
State Street Corp.
Series G, Pfd., 5.35%(c)	162,625	4,007,080
Series D, Pfd., 5.90%(b)(c)	243,959	5,930,643
		111,122,452
Diversified Financial Services-1.54%
Citigroup Capital XIII, Pfd., 10.79% (3 mo. USD LIBOR + 6.37%)(e)	730,423	20,860,881
Compass Diversified Holdings, Series B, Pfd., 7.88%(c)	32,392	809,152
Equitable Holdings, Inc., Series B, Pfd., 4.95%(b)(c)	4,050,000	3,836,970
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	97,575	2,138,844
		27,645,847
Electric Utilities-0.32%
SCE Trust III, Series H, Pfd., 5.75%(c)	89,487	1,831,799
SCE Trust IV, Series J, Pfd., 5.38%(c)	105,766	1,971,478
SCE Trust V, Series K, Pfd., 5.45%(c)	97,576	1,927,126
		5,730,403
Food Products-0.41%
CHS, Inc.
Series 3, Pfd., 6.75%(b)(c)	160,215	4,011,784
Series 2, Pfd., 7.10%(b)(c)	136,621	3,422,356
		7,434,140
	Shares	Value
Independent Power and Renewable Electricity Producers-0.18%
Tennessee Valley Authority
Series D, Pfd., 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%)(b)(e)	83,232	$1,782,829
Series A, Pfd., 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%)(e)	67,777	1,419,928
		3,202,757
Insurance-2.81%
Allstate Corp. (The), Pfd., 5.10%(c)	162,688	4,010,259
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	130,131	2,826,446
Series B, Pfd., 6.63%(c)	97,576	2,340,848
Argo Group International Holdings Ltd., Pfd., 7.00%(c)	48,798	1,025,734
Aspen Insurance Holdings Ltd., Pfd., 5.95% (Bermuda)(c)	89,487	2,071,624
Athene Holding Ltd.
Series A, Pfd., 6.35%(c)	280,556	6,907,289
Series C, Pfd., 6.38%(c)	195,180	4,897,066
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	130,130	3,011,208
Kemper Corp., Pfd., 5.88%(c)	49,417	983,893
MetLife, Inc.
Series G, Pfd., 3.85%(c)	8,170,000	7,439,847
Series A, Pfd., 4.29% (3 mo. USD LIBOR + 1.00%)(b)(e)	195,180	4,247,117
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	130,130	3,293,590
Pfd., 7.13%(c)	227,873	5,974,830
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(c)	65,608	1,533,915
		50,563,666
Mortgage REITs-3.08%
ACRES Commercial Realty Corp., Series C, Pfd., 8.63%(b)(c)	39,093	843,236
AGNC Investment Corp.
Series F, Pfd., 6.13%(c)	187,042	3,847,454
Series E, Pfd., 6.50%(c)	130,944	2,825,772
Series D, Pfd., 6.88%(b)(c)	76,512	1,605,987
Series G, Pfd., 7.75%(b)(c)	49,588	1,078,539
Series C, Pfd., 9.19% (3 mo. USD LIBOR + 5.11%)(b)(e)	105,723	2,608,186
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%(b)(c)	138,220	3,179,060
Series I, Pfd., 6.75%(b)(c)	143,912	3,304,220
Series F, Pfd., 8.67% (3 mo. USD LIBOR + 4.99%)(b)(e)	234,214	5,714,822
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(c)	90,988	1,810,661
Chimera Investment Corp.
Series C, Pfd., 7.75%(c)	85,161	1,612,098
Series B, Pfd., 8.00%(c)	105,765	2,269,717
Series D, Pfd., 8.00%(b)(c)	64,891	1,309,500
Dynex Capital, Inc., Series C, Pfd., 6.90%(b)(c)	36,279	789,431
Ellington Financial, Inc.
Series B, Pfd., 6.25%(b)(c)	38,866	729,515
Pfd., 6.75%(b)(c)	37,445	780,354
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(b)(c)	66,944	1,261,894
MFA Financial, Inc., Series C, Pfd., 6.50%(b)(c)	90,009	1,636,364

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Mortgage REITs-(continued)
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(b)(c)	46,742	$862,390
Series E, Pfd., 7.88%(b)(c)	60,250	1,259,225
Series D, Pfd., 8.00%(b)(c)	50,709	1,014,180
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%(b)(c)	63,272	1,380,595
Series A, Pfd., 8.13%(c)	37,445	857,116
Rithm Capital Corp.
Series C, Pfd., 6.38%(b)(c)	130,929	2,381,598
Series D, Pfd., 7.00%(c)	151,205	2,922,793
Series B, Pfd., 7.13%(c)	91,902	1,902,371
Series A, Pfd., 7.50%(b)(c)	50,610	1,047,627
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(b)(c)	95,952	1,846,116
Series B, Pfd., 7.63%(c)	93,523	1,757,297
Series A, Pfd., 8.13%(c)	46,789	924,083
		55,362,201
Multi-Utilities-0.83%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	113,827	2,558,831
Pfd., 6.88% (Canada)(b)(c)	93,523	2,269,803
CenterPoint Energy, Inc., Series A, Pfd., 6.13%(c)	6,542,000	6,187,866
NiSource, Inc., Series B, Pfd., 6.50%(c)	162,688	3,989,110
		15,005,610
Oil, Gas & Consumable Fuels-1.91%
Altera Infrastructure L.P., Series E, Pfd., 0.00% (United Kingdom)(g)(h)	43,809	0
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	52,463	1,308,952
Series C, Pfd., 7.95%(c)	35,800	911,110
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	195,180	4,750,681
Energy Transfer L.P.
Series C, Pfd., 7.38%(c)	146,411	3,385,022
Series E, Pfd., 7.60%(c)	260,226	5,995,607
Series D, Pfd., 7.63%(c)	144,811	3,371,200
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(c)	46,686	1,101,790
NGL Energy Partners L.P., Series B, Pfd., 11.94% (3 mo. USD LIBOR + 7.21%)(e)	102,336	943,538
NuStar Energy L.P.
Series C, Pfd., 9.00%(c)	56,128	1,354,369
Series B, Pfd., 9.13% (3 mo. USD LIBOR + 5.64%)(e)	125,237	2,685,081
Series A, Pfd., 10.25% (3 mo. USD LIBOR + 6.77%)(e)	73,782	1,767,079
NuStar Logistics L.P., Pfd., 10.81% (3 mo. USD LIBOR + 6.73%)(e)	130,930	3,291,580
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(c)	55,335	1,302,586
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(c)	39,778	954,672
Series F, Pfd., 9.50% (Greece)(c)	54,896	1,325,744
		34,449,011
	Shares	Value
Thrifts & Mortgage Finance-0.34%
Merchants Bancorp
Series B, Pfd., 6.00%(c)	40,690	$887,449
Pfd., 8.25%(b)	42,293	1,165,172
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	167,545	4,021,080
		6,073,701
Trading Companies & Distributors-0.57%
Air Lease Corp., Series A, Pfd., 6.15%(c)	81,297	1,934,868
FTAI Aviation Ltd.
Series B, Pfd., 8.00% (Cayman Islands)(c)	40,655	895,630
Series A, Pfd., 8.25% (Cayman Islands)(c)	34,299	741,201
Series C, Pfd., 8.25% (Cayman Islands)(c)	35,005	804,765
Textainer Group Holdings Ltd., Pfd., 7.00% (China)(c)	48,931	1,105,841
WESCO International, Inc., Series A, Pfd., 10.63%(c)	175,777	4,816,290
		10,298,595
Transportation Infrastructure-0.06%
Atlas Corp., Series I, Pfd., 8.00% (Canada)(b)(c)	48,798	1,086,731
Total Preferred Stocks (Cost $552,430,879)		492,874,526

Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(i)(j) (Cost $7,167,074)	7,167,074	7,167,074
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.31% (Cost $2,019,601,603)		1,787,370,045
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.17%
Invesco Private Government Fund, 3.83%(i)(j)(k)	31,082,550	31,082,550
Invesco Private Prime Fund, 4.15%(i)(j)(k)	79,955,019	79,971,007
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $111,038,710)		111,053,557
TOTAL INVESTMENTS IN SECURITIES-105.48% (Cost $2,130,640,313)		1,898,423,602
OTHER ASSETS LESS LIABILITIES-(5.48)%		(98,611,635)
NET ASSETS-100.00%		$1,799,811,967

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Restructured security not accruing interest income. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$874,550	$95,526,432	$(89,233,908)	$-	$-	$7,167,074	$118,961
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,555,096	41,216,353	(34,688,899)	-	-	31,082,550	237,116*
Invesco Private Prime Fund	63,394,192	93,408,601	(76,841,343)	11,807	(2,250)	79,971,007	635,113*
Total	$88,823,838	$230,151,386	$(200,764,150)	$11,807	$(2,250)	$118,220,631	$991,190

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco VRDO Tax-Free ETF (PVI)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-94.48%
California-14.88%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	1.35%	04/01/2053	$1,500	$1,500,000
California (State of) Health Facilities Financing Authority (Dignity Health), Series 2011 B, VRD RB, (LOC - Bank of Montreal)(a)(b)	1.40%	03/01/2047	2,400	2,400,000
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-7, Ref. VRD RB(a)	1.40%	07/01/2034	2,000	2,000,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	1.60%	09/01/2033	1,000	1,000,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 B, VRD RB(a)	1.39%	04/01/2038	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(a)	1.45%	04/01/2038	1,500	1,500,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	1.50%	04/01/2039	1,800	1,800,000
				11,500,000
Connecticut-1.55%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	1.75%	11/15/2050	1,200	1,200,000
District of Columbia-3.11%
District of Columbia, Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.93%	08/15/2038	1,100	1,100,000
District of Columbia (Georgetown University), Series 2007 B-2, Ref. VRD RB, (LOC - Bank of America, N.A.)(a)(b)	1.84%	04/01/2041	1,300	1,300,000
				2,400,000
Florida-5.05%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.95%	09/01/2035	1,400	1,400,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	1.82%	06/01/2048	500	500,000
JEA Electric System, Series 2008 C-2, VRD RB(a)	1.85%	10/01/2034	500	500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	1.97%	10/01/2038	1,500	1,500,000
				3,900,000
Illinois-3.11%
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 C, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	1.83%	08/15/2052	2,400	2,400,000
Indiana-3.10%
Indianapolis (City of), IN (Capital Place Apartments, Covington Square Apartments and the Woods at Oak Crossing), Series 2008, VRD RB, (LOC - Fannie Mae)(a)(b)	1.80%	05/15/2038	2,400	2,400,000
Louisiana-2.98%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	1.80%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B-2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	1.87%	07/01/2047	300	300,000
				2,300,000
Maryland-2.72%
Washington (State of) Suburban Sanitary Commission, Series 2015 A-2, VRD RB(a)	1.82%	06/01/2023	2,100	2,100,000
Massachusetts-3.11%
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2010 A-2, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.85%	01/01/2037	2,400	2,400,000
Minnesota-1.94%
Rochester (City of), MN (Mayo Clinic), Series 2008 B, VRD RB(a)	1.80%	11/15/2038	1,500	1,500,000
Missouri-0.39%
Kansas City (City of), MO (H Roe Bartle), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	1.96%	04/15/2025	300	300,000
Nevada-1.36%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	1.95%	07/01/2029	1,050	1,050,000
New Jersey-3.23%
New Jersey (State of) Economic Development Authority (Institute for Advanced Study), Series 2006 B, Ref. VRD RB(a)	1.75%	07/01/2031	2,500	2,500,000
See accompanying notes which are an integral part of this schedule.

Invesco VRDO Tax-Free ETF (PVI)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-21.87%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	1.80%	11/01/2038	$1,800	$1,800,000
Build NYC Resource Corp. (The Asia Society Project), Series 2015, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.80%	04/01/2045	2,300	2,300,000
Geneva (City of), NY Industrial Development Agency, Series 2008, VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	1.88%	12/01/2037	2,400	2,400,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.73%	11/01/2026	1,600	1,600,000
New York (City of), NY, Series 2009 CC, VRD RB(a)	1.83%	06/15/2041	2,000	2,000,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	1.40%	08/01/2044	1,000	1,000,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	1.75%	07/01/2039	1,200	1,200,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010 A, VRD RB, (LOC - Helaba)(a)(b)	1.84%	11/01/2044	1,000	1,000,000
New York City Health and Hospitals Corp., Series 2008 B, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.82%	02/15/2031	2,400	2,400,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	1.65%	10/15/2041	1,200	1,200,000
				16,900,000
North Carolina-3.11%
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2004 A, VRD RB(a)	1.75%	11/01/2034	2,400	2,400,000
Pennsylvania-6.73%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGM)(a)(c)	1.85%	12/01/2028	2,400	2,400,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System), Series 2007 B, VRD RB, (LOC - PNC Bank N.A.)(a)(b)	1.85%	06/01/2037	400	400,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.81%	12/01/2039	2,400	2,400,000
				5,200,000
Texas-8.94%
Houston (City of), TX, Series 2012 A, Ref. VRD RB(a)	1.86%	05/15/2034	2,000	2,000,000
Houston (City of), TX, Series 2018 C, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	1.86%	05/15/2034	1,400	1,400,000
Pasadena Independent School District, Series 2005 B, VRD GO Bonds, (INS - AGM)(a)(c)	1.85%	02/01/2035	2,000	2,000,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	1.80%	06/01/2046	1,505	1,505,000
				6,905,000
Washington-2.59%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	1.85%	07/01/2032	2,000	2,000,000
Wisconsin-1.81%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	1.85%	08/15/2034	200	200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	1.85%	03/01/2031	1,200	1,200,000
				1,400,000
Wyoming-2.90%
Wyoming (State of) Community Development Authority, Series 2022-2, Ref. VRD RB, (CEP - GNMA)(a)	1.85%	06/01/2048	2,245	2,245,000
TOTAL INVESTMENTS IN SECURITIES(d)-94.48% (Cost $73,000,000)				73,000,000
OTHER ASSETS LESS LIABILITIES-5.52%				4,263,756
NET ASSETS-100.00%				$77,263,756

See accompanying notes which are an integral part of this schedule.

Invesco VRDO Tax-Free ETF (PVI)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A	17.12%
JPMorgan Chase Bank N.A	6.99%
Assured Guaranty Municipal Corp	6.03%
Barclays Bank PLC	5.21%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022, for each Fund, (except for California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, and VRDO Tax-Free ETF). As of November 30, 2022, all of the securities in California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, and VRDO Tax-Free ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$490,988,759	$-	$490,988,759
Money Market Funds	50,264	17,151,763	-	17,202,027
Total Investments	$50,264	$508,140,522	$-	$508,190,786
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$710,418,292	$-	$-	$710,418,292
Money Market Funds	-	37,221,895	-	37,221,895
Total Investments	$710,418,292	$37,221,895	$-	$747,640,187
Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$731,731,217	$-	$731,731,217
Money Market Funds	2,370,503	205,368,351	-	207,738,854
Total Investments	$2,370,503	$937,099,568	$-	$939,470,071
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$37,707,980	$-	$37,707,980
Money Market Funds	52,746	7,166,854	-	7,219,600
Total Investments	$52,746	$44,874,834	$-	$44,927,580
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$4,936,329,377	$10,483,410	$-	$4,946,812,787
Money Market Funds	-	189,564,514	-	189,564,514
Total Investments	$4,936,329,377	$200,047,924	$-	$5,136,377,301

	Level 1	Level 2	Level 3	Total
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,462,840,479	$-	$1,462,840,479
U.S. Dollar Denominated Bonds & Notes	-	5,995,275	-	5,995,275
Money Market Funds	13,832,901	-	-	13,832,901
Total Investments	$13,832,901	$1,468,835,754	$-	$1,482,668,655
Invesco Treasury Collateral ETF
Investments in Securities
U.S. Treasury Securities	$-	$997,193,903	$-	$997,193,903
Money Market Funds	49,801	-	-	49,801
Total Investments	$49,801	$997,193,903	$-	$997,243,704
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,287,328,445	$-	$1,287,328,445
Preferred Stocks	394,854,143	98,020,383	0	492,874,526
Money Market Funds	7,167,074	111,053,557	-	118,220,631
Total Investments	$402,021,217	$1,496,402,385	$0	$1,898,423,602